UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06418

LORD ABBETT MUNICIPAL INCOME TRUST
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ		07302
(Address of principal executive offices)		(Zip code)

Christina T. Simmons, Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant's telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	9/30

Date of reporting period:	6/30/06

Item 1:                                  Schedule of Investments.

Schedule of Investments (unaudited)

INSURED INTERMEDIATE TAX-FREE FUND  June 30, 2006

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
MUNICIPAL BONDS 103.87%

Education 14.73%
Allegheny Cnty PA Higher Ed Duquesne Univ Ser A(6)	5.00%	3/1/2013	AAA	$150	$158,230
Appalachian St Univ NC Rev Ref Util Sys(11)	5.00%	5/15/2010	AAA	100	104,082
Delaware Cnty PA Auth Univ Rev Ref Villanova Univ(6)	5.00%	8/1/2010	AAA	200	208,200
PA St Higher Edl Facs Auth Rev Temple Univ(11)	5.00%	4/1/2010	AAA	250	259,460
Pierce Cnty WA Sch Dist No 416 White River(7)	5.00%	12/1/2015	Aaa	250	263,605
Univ TX Univ Rev Fin Sys Ser D	5.25%	8/15/2016	AAA	350	372,299
University AR Univ Revs Fac Fayetteville Campus(2)	5.00%	11/1/2014	Aaa	350	370,479
Total					1,736,355

General Obligation 32.09%
Arlington TX(7)	5.00%	8/15/2011	AAA	325	339,716
Austin TX Indpt Sch Dist PSF GTD	5.25%	8/1/2015	AAA	250	268,450
Hemet CA Univ Sch Dist 2002 Election Ser C(11)	5.00%	8/1/2011	AAA	200	210,402
HI St Ser DG(2)	5.00%	7/1/2015	AAA	240	253,879
Jersey City NJ Ref Pub Impt Ser A(11)	5.25%	9/1/2015	AAA	250	266,883
NC St Ser A	5.00%	6/1/2010	AAA	150	156,300
NJ St Ser L(2)	5.25%	7/15/2013	AAA	300	321,627
Portage WI Cmnty Sch Dist(7)	5.00%	4/1/2009	Aaa	200	205,592
River Rouge MI Sch Dist(6)	5.00%	5/1/2011	AAA	300	313,683
Rockford MI Pub Schs(11)	5.00%	5/1/2010	AAA	250	259,657
Salem Keizer OR Sch Dist No 24J(7)	5.00%	6/15/2011	AAA	200	209,340
St Louis Park MN Indpt Sch Dist No 283 Ref Sch Bldg Ser B(7)	5.00%	2/1/2015	Aaa	300	315,615
Tantasqua MA Regl Sch Dist(7)	4.50%	10/1/2013	Aaa	235	241,564
Washoe Cnty NV Sch Dist Ser B(11)	5.00%	6/1/2014	AAA	300	315,780
Wayne Cnty MI Cmnty College Impt(6)	5.25%	7/1/2010	Aaa	100	104,939
Total					3,783,427

See Notes to Schedule of Investments.

1

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Healthcare 2.20%
SC Jobs Econ Dev Auth Hosp Facs Rev Tuomey(4)	5.00%	11/1/2011	AAA	$250	$259,672

Housing 2.67%
Louisiana St Citizens PPTY Corp Assmnt Rev Ser B(2)	5.00%	6/1/2016	AAA	300	314,802

Industrial 2.68%
Rensselaer Cnty NY Indl Dev Agy Civic Fac Rev Rensselaer Polytechnic Institute(13)	5.00%	3/1/2016	AAA	300	316,431

Lease 6.87%
CA St Pub Wks Bd Dept Hlth Svcs Richmond Lab B(13)	5.00%	11/1/2017	AAA	315	328,813
Kansas City MO Sch Dist Bldg Ref Elem Sch Pj Ser B(6)	5.00%	2/1/2012	Aaa	100	104,997
New York N Y City Edl Constr Ser A(11)	5.00%	4/1/2008	AAA	150	153,140
OH St Bldg Auth Ref St Facs Adult Correction A(7)	5.50%	10/1/2010	AAA	210	222,904
Total					809,854

Miscellaneous 8.92%
CA St Econ Recovery Ser A(6)	5.25%	7/1/2014	AAA	200	215,388
FL St Dept Envr Protn Preservation Rev FL Forever Ser B(11)	5.00%	7/1/2012	AAA	300	315,015
IL St Sales Tax Rev First Ser(7)	5.25%	6/15/2013	AAA	100	106,884
MI St(10)(11)	5.50%	12/1/2013	AAA	100	108,790
Miami-Dade Cnty FL Spl Oblig Fltg Rate Cap Asset Acq Ser A RIBs(6)	3.676%	4/1/2014	AAA	200	200,000
OR St Dept Admin Svcs(7)	5.00%	9/1/2012	AAA	100	105,346
Total					1,051,423

Power 12.02%
Austin TX Elec Util Sys(7)	5.00%	11/15/2009	AAA	250	258,408
Houston TX Util Sys Rev Combined First Lien(7)	5.00%	11/15/2016	AAA	250	263,850
MI Pub Pwr Agy Rev Ref Belle River Pj Ser A(11)	5.25%	1/1/2016	AAA	250	267,735
Puerto Rico Elec Pwr Auth Ser JJ(11)	5.25%	7/1/2013	AAA	100	106,987

See Notes to Schedule of Investments.

2

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount
Investments	Rate	Date	Moody’s		(000)	Value
South MN Muni Pwr Agy Supply Rev Ser A(11)	5.00%	1/1/2010	AAA		$250	$259,130
UT St Muni Pwr Agy Elec Sys Rev Ser A(2)	5.00%	7/1/2011	Aaa		250	261,197
Total						1,417,307

Transportation 9.77%
KS St Tpk Auth Tpk Rev Ref Ser A(2)	5.00%	9/1/2008	AAA		250	255,925
Michigan St Trunk Line(6)	5.00%	11/1/2012	AAA	(c)	350	368,553
New Haven CT Air Rights Pkg(2)	5.375%	12/1/2012	AAA		100	107,578
NJ St Transn Tr Fd Auth Grant Antic Bds Ser A(6)	5.00%	6/15/2017	AAA		300	314,361
PA St Tpk Commn Oil Sr Ser A(11)	5.25%	12/1/2012	AAA		100	106,763
Total						1,153,180

Water/Sewer 11.92%
Columbus GA Wtr & Sew Rev(7)	5.25%	5/1/2013	AAA		100	107,144
Lansing MI Sew Disp Sys(6)	5.00%	5/1/2014	AAA		150	158,328
Las Cruces NM Jt Util Ref & Impt Rev Ser A(11)	5.50%	7/1/2016	AAA		300	310,641
Meadville PA Area Wtr Auth Wtr Rev(7)	5.00%	7/1/2008	AAA		200	204,510
Pima Cnty AZ Swr Rev Ref(7)	5.00%	7/1/2014	AAA		200	211,872
Shreveport LA Wtr & Swr Rev Ref Ser A(6)	5.00%	12/1/2012	AAA		100	105,134
Tampa FL Wtr & Swr Rev(7)	5.00%	10/1/2008	AAA		300	307,437
Total						1,405,066
Total Municipal Bonds (cost $12,368,167)						12,247,517

	Shares
	(000)
SHORT-TERM INVESTMENT 0.02%

Money Market Mutual Fund 0.02%
Dreyfus Municipal Cash Management Plus (cost $2,156)	2	2,156
Total Investments in Securities 103.89% (cost $12,370,323)		12,249,673
Liabilities in Excess of Cash and Other Assets (3.89%)		(458,596)
Net Assets 100.00%		$11,791,077

See Notes to Schedule of Investments.

3

Schedule of Investments (unaudited)

FLORIDA TAX-FREE TRUST June 30, 2006

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
MUNICIPAL BONDS 101.31%

Education 6.79%
Miami-Dade Cnty FL Edl Facs Auth Rev Ser A(2)	6.00%	4/1/2023	AAA	$2,000	$2,150,320
Miami-Dade Cnty FL Sch Bd Ser C COP(2)	5.00%	10/1/2018	AAA	1,000	1,047,540
Pinellas Cnty FA Edl Facs Auth Rev Eckerd College Pj(1)	5.25%	10/1/2029	A	500	511,895
Tampa FL Rev Univ Tampa Pj(4)	5.00%	4/1/2035	Aaa	1,000	1,016,120
Total					4,725,875

General Obligation 7.14%
Hillsborough Cnty FL Sch Bd COP(11)	5.00%	7/1/2029	AAA	1,000	1,020,670
Puerto Rico Comwlth PMD-8 RIBs(11)	7.23%	7/1/2026	Aaa	3,500	3,949,820
Total					4,970,490

Healthcare 13.72%
Brevard Cnty FL Hlth Facs Auth Hlthcare Facs Rev Hlth First Inc Pj	5.00%	4/1/2034	A	1,000	1,002,980
Delaware Cnty IN Hosp Auth Hosp Rev Cardinal Hlth Sys Oblig Grp	5.25%	8/1/2036	Baa2	350	348,411
Halifax Hosp Med Ctr FL Hosp Rev Ref & Impt Ser A(b)	5.00%	6/1/2038	BBB+	175	170,634
Halifax Hosp Med Ctr FL Hosp Rev Ref & Impt Ser A(b)	5.25%	6/1/2026	BBB+	175	177,147
Highlands Cnty FL Hlth Fac Auth Rev Hosp Adventist Hlth Sys Ser C	5.25%	11/15/2036	A+	1,000	1,024,830
Highlands Cnty FL Hlth Fac Auth Rev Hosp Adventist Hlth Sys Ser D	5.875%	11/15/2029	A+	2,000	2,119,120
Jacksonville FL Econ Commn Hlthcare Facs Rev Mayo Clinic	5.00%	11/15/2036	AA	1,000	1,015,500
Miami FL Hlth Facs Auth Catholic Hlth East Ser B	5.25%	11/15/2033	A1	225	229,522
Orange Cnty FL Hlth Facs Auth Hosp Orlando Regl Hlthcare B	4.75%	11/15/2036	A	1,000	950,630
Puerto Rico Indl Tourist Edls Med Envr Ctrl Fac Hosp de la Conception A	6.50%	11/15/2020	AA	410	453,181
Sarasota Cnty FL Pub Hosp Bd Rev Sarasota Mem Hosp Ser B(11)	5.50%	7/1/2028	AAA	1,875	2,054,738
					9,546,693

See Notes to Schedule of Investments.

1

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Housing 4.38%
FL Hsg Fin Corp Rev Hmowner Mtg Ser 1 AMT(5)(9)	4.70%	7/1/2026	AA	$500	$488,840
Lee Cnty FL Hsg Fin Auth Sing Fam Mtg Rev AMT(5)(9)	6.40%	3/1/2029	Aaa	505	511,055
Orange Cnty FL Hsg Fin Auth Hmowner Rev Cap App Ser A1 AMT(9)	Zero Coupon	3/1/2028	Aaa	315	97,294
Pinellas Cnty FL Hsg Fin Auth Hsg Rev Multi Cnty Pg Ser A1 AMT(9)	5.50%	9/1/2035	Aaa	1,880	1,953,846
Total					3,051,035

Industrial 2.64%
Lee Cnty FL Ind Dev Auth Ref Bonita Springs Util Pj AMT(2)	5.125%	11/1/2019	AAA	1,250	1,291,888
TSASC Inc NY Ser 1	5.00%	6/1/2026	BBB	550	542,471
Total					1,834,359

Miscellaneous 18.47%
Aleutians East Burough AK Pj Rev Aleutian Pribilof Islands Inc(1)	5.50%	6/1/2036	A	350	357,483
Jacksonville FL Excise Taxes Ref Ser C AMT(11)	5.25%	10/1/2020	AAA	1,000	1,039,550
Jacksonville FL Sales Tax Rev Ref & Impt Loc Govt(6)	5.375%	10/1/2018	AAA	1,000	1,062,680
Miami-Dade Cnty FL Spl Oblig Fltg Rate Cap Asset Acq Ser A RIBs(6)	3.676%	4/1/2014	AAA	1,500	1,500,000
Miami-Dade Cnty FL Spl Oblig Sub Ser A(11)	Zero Coupon	10/1/2024	AAA	3,000	1,130,550
Miami-Dade Cnty FL Spl Oblig Sub Ser B(11)	5.00%	10/1/2037	AAA	1,000	1,013,170
Orange Cnty FL Sales Tax Rev Ref Ser B(6)	5.125%	1/1/2032	AAA	1,425	1,471,369
Orange Cnty FL Tourist Dev Sub(2)	5.125%	10/1/2025	AAA	1,445	1,506,427
Osceola Cnty Tourist Dev Tax Rev Ser A(6)	5.00%	10/1/2032	AAA	1,400	1,429,960
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser I GTD	5.25%	7/1/2033	BBB	1,250	1,272,825
Tampa FL Sports Auth Rev Tampa Bay Arena Pj(11)	6.00%	10/1/2015	AAA	450	497,502

See Notes to Schedule of Investments.

2

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
West Palm Beach FL Cmnty Cnty Redev Agy Northwood-Pleasant Cmnty Redev	5.00%	3/1/2029	A	$575	$575,834
Total					12,857,350

Power 2.89%
Emerald Coast FL Utils Auth Rev Sys(c)(6)	5.25%	1/1/2036	AAA	1,000	1,036,080
JEA FL Elec Sys Rev Ser 3 2005 B(7)	4.75%	10/1/2033	AAA	1,000	976,040
Total					2,012,120

Pre-Refunded 27.48%
Boca Raton FL Ref	5.25%	7/1/2016	AAA	1,615	1,690,743
Boca Raton FL Ref	5.25%	7/1/2017	AAA	1,000	1,046,900
FL St Bd of Ed Pub Ed Cap Outlay Ser A	5.25%	6/1/2024	AAA	2,000	2,113,260
FL St Bd of Ed Pub Ed Cap Outlay Ser E	5.625%	6/1/2025	AAA	1,000	1,070,080
Highlands Cnty FL Hlth Facs Auth Rev Hosp Adventist/Sunbelt Ser A	6.00%	11/15/2031	A2	2,000	2,207,260
Miami-Dade Cnty FL Expwy Auth Toll Sys Rev(6)	6.375%	7/1/2029	AAA	1,250	1,373,413
Muni Secs Trust Ctfs Ser 7005 Cl B ETM RIBs+	6.938%	10/1/2040	Aaa	1,250	1,392,725
Orange Cnty FL Hlth Facs Auth Rev Hosp Orlando Regl Hlthcare	5.75%	12/1/2032	A	1,000	1,094,400
Orange Cnty FL Tourist Dev Tax Rev ETM(2)	6.00%	10/1/2016	AAA	710	714,949
Puerto Rico Comwlth Hwy & Transn Auth Rev Ser B	6.00%	7/1/2031	BBB+	1,000	1,081,940
Puerto Rico Comwlth Hwy & Transn Auth Rev Ser B	6.50%	7/1/2027	BBB+	1,000	1,100,190
Puerto Rico Comwlth Hwy & Transn Auth Rev Ser C	6.00%	7/1/2029	AAA	880	952,107
Tampa Bay Wtr FL Util Sys Rev(6)	6.00%	10/1/2024	AAA	3,000	3,288,120
Total					19,126,087

Resource Recovery 1.59%
Gulf Coast Wst Disp Auth TX Wst Mgmt of TX Ser A AMT	5.20%	5/1/2028	BBB	350	349,972
Jacksonville FL Pollutn Rev Anheuser-Busch Pj	5.70%	8/1/2031	A+	750	758,175
Total					1,108,147

See Notes to Schedule of Investments.

3

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value

Transportation 8.24%
Alliance Arpt Auth Inc TX Spl Facs Rev Ref Fedex Corp Pj AMT	4.85%	4/1/2021	BBB	$300	$293,490
FL Ports Fin Commn Rev St Transn Tr Fd Intermodal Pg AMT(6)	5.50%	10/1/2029	AAA	1,295	1,336,803
Miami-Dade Cnty FL Aviation Rev Miami Intl Arpt Ser A AMT(13)	5.00%	10/1/2037	AAA	2,000	2,010,140
Miami-Dade Cnty FL Expwy Auth Toll Sys Rev Ref(6)	5.125%	7/1/2025	Aaa	750	777,142
Pensacola FL Arpt Rev Ser A AMT(11)	6.125%	10/1/2018	AAA	1,250	1,317,200
Total					5,734,775

Water/Sewer 7.97%
Melbourne FL Wtr & Swr Rev Ref & Impt Ser A(6)	5.00%	10/1/2032	AAA	1,000	1,021,400
Miami Beach FL Stormwater Rev(6)	5.25%	9/1/2020	AAA	1,000	1,049,940
Miami Beach FL Wtr & Swr Rev(2)	5.25%	9/1/2020	AAA	1,000	1,049,940
Miami Beach FL Wtr & Swr Rev(2)	5.50%	9/1/2027	AAA	1,000	1,054,680
Ocala FL Wtr & Swr Rev(6)	5.25%	10/1/2027	Aaa	800	842,472
Sebring FL Wtr & Wastewtr Rev(6)	5.25%	1/1/2020	AAA	500	528,085
Total					5,546,517
Total Municipal Bonds (cost $67,016,327)					70,513,448

	Shares
	(000)
SHORT-TERM INVESTMENT 0.01%

Money Market Mutual Fund 0.01%
Dreyfus FL Municipal Cash Management (cost $4,592)	5	4,592
Total Investments in Securities 101.32% (cost $67,020,919)		70,518,040
Liabilities in Excess of Other Assets (1.32%)		(919,314)
Net Assets 100.00%		$69,598,726

See Notes to Schedule of Investments.

4

Schedule of Investments (unaudited)

GEORGIA TAX-FREE TRUST June 30, 2006

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
MUNICIPAL BONDS 99.58%

Education 21.51%
Americus-Sumter GA Payroll Dev Auth Rev GSW Fndtn Student Hsg Pj(4)	5.00%	6/1/2036	AAA	$2,285	$2,320,578
Athens-Clarke Cnty GA Univ Govt UGA Rev CCRC Bldg LLC Pj(2)	5.00%	12/15/2032	AAA	1,050	1,071,987
Athens GA Hsg Auth Student Hsg Lease Rev Univ of GA East Campus(2)	5.00%	12/1/2027	Aaa	2,000	2,047,180
Athens GA Hsg Auth Student Hsg Lease Rev Univ of GA East Campus(2)	5.25%	12/1/2023	Aaa	775	814,021
Atlanta GA Dev Auth Rev Tuff ATDC Pj Ser C	4.625%	1/1/2035	A3	1,000	923,400
Atlanta GA Dev Auth Rev Ref Tuff Yamacraw LLC Pj Ser A(2)	5.00%	1/1/2017	AAA	1,000	1,057,250
Bulloch Cnty GA Dev Auth GA South Univ Pj(2)	5.00%	8/1/2021	Aaa	400	412,436
Cobb Cnty GA Dev Auth Rev KSU Town Point Real Estate A(4)	5.00%	7/15/2026	AAA	500	514,295
Fulton Cnty GA Dev Auth Rev GA Tech Athletic Assoc(2)	5.50%	10/1/2017	AAA	1,000	1,077,200
Fulton Cnty GA Dev Auth Rev GA Tech Fndtn Fdg Ser A	5.00%	11/1/2031	AA+	1,400	1,424,640
Fulton Cnty GA Dev Auth Rev GA Tech Fndtn Sac II Pj Ser A	5.125%	11/1/2021	AA+	750	783,810
Fulton Cnty GA Dev Auth Rev Molecular Science Bldg Pj(11)	5.00%	5/1/2034	AAA	2,000	2,047,960
Fulton Cnty GA Dev Auth Rev Morehouse College Pj(2)	5.875%	12/1/2030	AAA	1,850	1,987,936
Fulton Cnty GA Dev Auth Rev Tuff Morehouse Pj Ser A(2)	5.50%	2/1/2022	AAA	1,000	1,068,540
Marietta GA Dev Auth Rev Ser Student Hsg SPSU Student Hsg I	5.125%	9/15/2023	A2	1,000	1,029,050
Peach Cnty GA Dev Auth Stud Hsg Facs Rev Fort Vly St Univ Fndtn PPTY(2)	5.00%	6/1/2023	AAA	1,115	1,157,303
Peach Cnty GA Dev Auth Stud Hsg Facs Rev Fort Vly St Univ Fndtn PPTY LLC(2)	5.00%	6/1/2034	AAA	1,000	1,015,570
Private Colleges & Univs Auth GA Rev Emory Univ Ser B-2	3.93%#	9/1/2035	AA	600	600,000

See Notes to Schedule of Investments.

1

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Private Colleges & Univs Auth GA Rev Spelman College	5.25%	6/1/2021	Aa3	$1,340	$1,405,486
Richmond Cnty GA Dev Auth Edl Facs Rev ASU Jaguar Student Ctr Ser A(13)	5.00%	7/1/2034	Aaa	1,000	1,023,990
Total					23,782,632

General Obligation 2.62%
GA St Ser F	5.00%	11/1/2018	AAA	1,000	1,043,380
Puerto Rico Comwlth Unrefunded Bal Pub Impt Ser A	5.125%	7/1/2031	BBB	665	669,496
Puerto Rico Comwlth Unrefunded BalPub Impt Ser A	5.375%	7/1/2028	BBB	1,155	1,183,101
Total					2,895,977

Healthcare 6.04%
Athens-Clarke Cnty GA Univ Govt Catholic Hlth East Issue	5.50%	11/15/2032	A1	1,000	1,036,240
Clarke Cnty GA Hosp Auth Rev Ctfs Athens Regl Med Ctr Pj(11)	5.125%	1/1/2032	AAA	500	512,600
Cobb Cnty GA Hosp Auth Rev Ref & Impt Rev Antic Ctfs(2)	5.25%	4/1/2024	AAA	1,000	1,053,220
Coffee Cnty GA Hosp Auth Rev Ref Coffee Regl Med Ctr Inc Pj	5.00%	12/1/2026	BBB+	1,000	970,090
Coffee Cnty GA Hosp Auth Rev Ref Coffee Regl Med Ctr Inc Pj	5.25%	12/1/2022	BBB+	1,000	1,007,380
Glynn-Brunswick Mem Hosp Auth GA Rev Unrefunded Bal 2005 Antic Ctfs(11)	6.00%	8/1/2016	AAA	100	102,135
Puerto Rico Indl Tourist Edls Med Envr Ctrl Fac Hosp	6.50%	11/15/2020	AA	410	453,181
Ware Cnty GA Hosp Auth Rev Antic Ctfs GTD(11)	5.50%	3/1/2021	Aaa	500	521,435
Wayne Cnty GA Hosp Auth Rev GTD(13)	5.00%	3/1/2023	Aaa	1,000	1,029,260
Total					6,685,541

Housing 3.04%
GA St Hsg & Fin Auth Rev Sing Fam Mtg Sub Ser A-2 AMT	4.90%	12/1/2031	AAA	2,000	1,995,000
GA St Hsg & Fin Auth Rev Sing Fam Sub Ser D-2 AMT	5.75%	12/1/2031	AAA	735	755,624
GA St Hsg & Fin Auth Rev Sub Ser A-2 AMT	4.875%	12/1/2024	AAA	100	100,316

See Notes to Schedule of Investments.

2

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Savannah GA Econ Dev Auth Multi Fam Hsg Rev AMT(8)	5.15%	11/20/2022	AAA	$500	$509,160
Total					3,360,100

Industrial 1.80%
Albany Dougherty GA Payroll Dev Auth Procter & Gamble AMT	5.20%	5/15/2028	AA-	500	524,085
Childrens Tr Fd Puerto Rico Tob Settlmnt Rev Asset Bkd Bds	5.50%	5/15/2039	BBB	750	767,265
Fulton Cnty GA Dev Auth Loc Dist Cooling Fac Rev Sr Maxon Atlantic Station A AMT	5.125%#	3/1/2026	BBB	500	497,820
Monroe Cnty GA Dev Auth Pollutn GA Pwr Co Plant(2)	5.25%	7/1/2031	AAA	205	205,275
Total					1,994,445

Lease 3.73%
Atlanta GA Dev Auth Rev Tuff ATDC Pj Ser A	5.00%	1/1/2035	A3	1,250	1,233,162
Fayette Cnty GA Pub Fac Auth Rev Criminal Justice Ctr Pj	5.00%	6/1/2026	AA	1,040	1,066,645
GA Muni Assn Inc Ctfs City Court Atlanta Pj(2)	5.25%	12/1/2026	AAA	750	787,568
GA Sch Bds Assn Inc Dekalb Cnty Pub Schs Pj COP(11)	5.00%	12/1/2023	AAA	1,000	1,040,280
Total					4,127,655

Miscellaneous 1.52%
Assoc Cnty GA Leasing Pj Rockdale Cnty GA Pub Purp Pj(2)	5.625%	7/1/2020	AAA	25	26,450
Cobb Marietta GA Coliseum & Exhibit Hall Auth Rev(11)	5.625%	10/1/2026	AAA	1,000	1,127,670
George L Smith II GA World Congress Ctr Auth Rev AMT(11)	5.75%	7/1/2015	AAA	500	527,320
Total					1,681,440

Power 5.25%
Muni Elec Auth GA Combustion Cycle Pj Ser A(11)	5.00%	11/1/2020	AAA	1,000	1,035,240
Muni Elec Auth GA Combustion Cycle Pj Ser A	5.00%	11/1/2023	A	1,000	1,009,300
Muni Elec Auth GA Combustion Turbine Pj Ser A(11)	5.25%	11/1/2022	AAA	1,445	1,525,082

See Notes to Schedule of Investments.

3

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Muni Elec Auth GA Pj 1 Sub Ser D(11)	5.00%	1/1/2020	AAA	$1,000	$1,043,750
Puerto Rico Elec Pwr Auth Ser HH(7)	5.25%	7/1/2029	AAA	1,135	1,193,906
Total					5,807,278

Pre-Refunded 28.04%
Atlanta GA Arpt Facs Rev Gen Ser A(6)	5.60%	1/1/2030	AAA	1,500	1,594,965
Atlanta GA ETM	5.60%	12/1/2015	AA-	95	97,643
Cobb Cnty GA Kennestone Hosp Auth Rev Ctfs Ser 86 A ETM(11)	Zero Coupon	8/1/2015	AAA	395	222,835
College Park GA Business Indl Dev Auth Civic Ctr Pj Rev(2)	5.75%	9/1/2026	AAA	450	489,091
DeKalb Cnty GA Wtr & Swr	5.00%	10/1/2028	AA	1,240	1,290,431
Fayette Cnty GA Pub Facs Auth Rev Criminal Justice Cntr Pj	6.00%	6/1/2030	AA	1,000	1,083,530
Forsyth Cnty GA Sch Dist	6.00%	2/1/2016	AA	2,000	2,169,280
Forsyth Cnty GA Wtr & Swr Auth Rev	6.25%	4/1/2021	AA	750	815,527
Glynn-Brunswick Mem Hosp GA Rev 2005 Antic Ctfs(11)	6.00%	8/1/2016	AAA	240	245,162
Glynn-Brunswick Mem Hosp GA Rev Antic Ctfs(11)	6.00%	8/1/2016	AAA	60	61,291
Muni Secs Trust Ctfs Ser 7005 Cl B ETM RIBs+	6.938%	10/1/2040	Aaa	1,000	1,114,180
Private Colleges & Univs Auth GA Rev Emory Univ Pj Ser A	5.50%	11/1/2020	AA	1,000	1,068,970
Private Colleges & Univs Auth GA Rev Emory Univ Pj Ser A	5.50%	11/1/2025	AA	1,000	1,056,820
Private Colleges & Univs Auth GA Rev Mercer Univ Pj	5.75%	10/1/2031	Baa2	500	547,815
Puerto Rico Comwlth Hwy & Transn Auth Rev Ser C	6.00%	7/1/2029	AAA	250	270,485
Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser B(11)	5.875%	7/1/2020	AAA	1,000	1,081,210
Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser D	5.25%	7/1/2038	AAA	1,500	1,604,700
Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser D	5.375%	7/1/2036	AAA	1,405	1,512,356
Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser D	5.75%	7/1/2041	AAA	2,885	3,162,652

See Notes to Schedule of Investments.

4

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Puerto Rico Comwlth Pub Impt Ser A	5.00%	7/1/2027	AAA	$370	$390,935
Puerto Rico Comwlth Pub Impt Ser A	5.125%	7/1/2031	AAA	335	353,432
Puerto Rico Comwlth Pub Impt Ser A	5.375%	7/1/2028	AAA	580	618,425
Puerto Rico Comwlth Pub Impt Ser A(11)	5.75%	7/1/2026	AAA	1,990	2,117,877
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser D GTD	5.375%	7/1/2033	BBB	1,685	1,804,467
Puerto Rico Pub Bldgs Auth Rev Unrefunded Govt Facs Ser D GTD	5.25%	7/1/2036	BBB	915	973,844
Puerto Rico Pub Fin Corp Comwlth Approp Ser A(11)	5.50%	8/1/2020	AAA	1,500	1,609,380
Puerto Rico Pub Fin Corp Comwlth Approp Ser E	5.70%	8/1/2025	Aaa	3,000	3,174,120
Savannah GA Econ Dev Auth Rev Sub Ser C ETM	Zero Coupon	12/1/2021	Aaa	1,000	472,300
Total					31,003,723

Resource Recovery 2.37%
Atlanta GA Wtr & Wstwtr Rev Ser A Unrefunded Bal(6)	5.00%	11/1/2029	AAA	2,090	2,131,967
Cobb Cnty GA Dev Auth Solid Wst Disp Rev GA Wst Mgt Pj Ser A AMT	5.00%	4/1/2033	BBB	500	486,305
Total					2,618,272

Sales Tax 0.48%
Metropolitan Atlanta Rapid Transn Auth GA Ref Sales Tax Rev Ser N(10)(11)	6.25%	7/1/2018	AAA	465	530,886

Special Tax 1.05%
Atlanta GA Dev Auth Rev Opportunity Pj(2)	5.00%	12/1/2018	AAA	1,105	1,164,261

Transportation 6.28%
Atlanta GA Arpt Fac Rev AMT(11)	Zero Coupon	1/1/2010	AAA	760	621,498
Atlanta GA Arpt Passenger Fac Charge Rev Sub Lien Gen Purp Ser J(7)	5.00%	1/1/2034	AAA	2,000	2,022,040
Augusta GA Arpt Rev Gen Passenger Fac Charge A	5.15%	1/1/2035	Baa3	420	419,996
College Park GA Business Indl Dev Auth Rev Civic Ctr Pj(2)	5.25%	9/1/2026	AAA	1,000	1,054,680
Macon Bibb Cnty GA Indl Auth Arpt Impt Rev Atlantic AMT(2)	5.00%	4/1/2018	AAA	500	508,940

See Notes to Schedule of Investments.

5

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount
Investments	Rate	Date	Moody’s		(000)	Value
Puerto Rico Comwlth Hwy & Transn Auth Rev PA 1052 RIBs RITES	7.032%	1/1/2010	AAA	(a)	$1,750	$2,086,840
Puerto Rico Comwlth Hwy & Transn Auth Rev Ser D(7)	5.00%	7/1/2032	AAA		225	228,955
Total						6,942,949

Water/Sewer 15.85%
Atlanta GA Wtr & Wstwtr Rev(7)	5.00%	11/1/2037	AAA		3,820	3,890,021
Augusta GA Wtr & Swr Rev(7)	5.25%	10/1/2022	AAA		500	526,825
Augusta GA Wtr & Swr Rev(7)	5.25%	10/1/2030	AAA		1,110	1,163,136
Augusta GA Wtr & Swr Rev(7)	5.25%	10/1/2034	AAA		1,000	1,048,960
Carroll Cnty GA Wtr Auth Wtr & Swr Rev(2)	5.25%	7/1/2021	Aaa		500	529,015
Coweta Cnty GA Wtr & Sew Auth Rev(7)	5.00%	6/1/2026	Aaa		500	533,305
DeKalb Cnty GA Wtr & Swr Rev ROLS RR II R 567 RIBs	5.909%	10/1/2035	Aa2		6,270	6,466,878
DeKalb Cnty GA Wtr & Swr Rev Ser A(7)	5.00%	10/1/2023	AAA		790	824,041
Elberton GA Combined Util Sys Rev Ref & Impt(2)	5.50%	1/1/2019	Aaa		550	586,091
Fulton Cnty GA Wtr & Swr Rev(6)	4.75%	1/1/2028	AAA		1,215	1,189,363
Glynn Cnty GA Wtr & Swr Rev Ref & Impt(2)	5.00%	4/1/2023	Aaa		750	772,852
Total						17,530,487
Total Investments in Municipal Bonds 99.58% (cost $108,197,853)						110,125,646
Other Assets in Excess of Liabilities 0.42%						459,111
Net Assets 100.00%						$110,584,757

See Notes to Schedule of Investments.

6

Schedule of Investments (unaudited)

HIGH YIELD MUNICIPAL BOND FUND  June 30, 2006

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
MUNICIPAL BONDS 102.43%

Acute Care Hospital 1.60%
Fulton Cnty PA Indl Dev Auth Hosp Rev Fulton Cnty Med Ctr Pj	5.875%	7/1/2031	NR	$1,500	$1,479,495
MI St Hosp Fin Auth Rev Chelsea Cmnty Hosp Oblig	5.00%	5/15/2030	BBB	3,175	3,075,908
NY St Dorm Auth Revs Mt Sinai NYU Hlth Rmkt	5.50%	7/1/2026	Ba1	1,500	1,519,365
St Paul MN Hsg & Redev Auth Hosp Rev Healtheast Pj	6.00%	11/15/2035	Baa3	5,750	6,130,880
Washington Cnty AR Hosp Rev Ref Regl Med Ctr Ser B	5.00%	2/1/2030	BBB	1,500	1,469,430
Total					13,675,078

Airlines 4.66%
Houston TX Arpt Sys Rev Spl Facs Continental Airline C AMT	6.125%	7/15/2027	B-	3,120	3,130,514
NJ Econ Dev Auth Spl Fac Rev Continental Airlines Inc Pj AMT	6.25%	9/15/2019	B	3,130	3,220,175
NJ Econ Dev Auth Spl Fac Rev Continental Airlines Inc Pj AMT	7.20%#	11/15/2030	B	755	785,759
NY New York City Indl Dev Agy Spl Fac Rev American Airlines JFK Intl Arpt AMT	7.625%#	8/1/2025	B	28,300	32,754,703
Total					39,891,151

Airport Passenger Facility Charge 0.28%
Augusta GA Arpt Rev Gen Ser C AMT	5.45%	1/1/2031	Baa3	2,410	2,424,604

Airport Special Facility 4.86%
Greater Orlando Aviation Auth Orlando FL Spl Arpt Facs JetBlue Airways Corp AMT	6.375%	11/15/2026	NR	2,300	2,394,116
Greater Orlando Aviation Auth Orlando FL Spl Arpt Facs JetBlue Airways Corp AMT	6.50%	11/15/2036	NR	5,000	5,221,350
NJ Econ Dev Auth Spl Fac Rev Continental Airlines Inc Pj AMT	6.25%	9/15/2029	B	8,900	9,132,824
NJ Econ Dev Auth Spl Fac Rev Continental Airlines Inc Pj AMT	6.625%	9/15/2012	B	1,205	1,285,603
NY New York City Indl Dev Agy Spl Fac Rev American Airlines JFK Intl Arpt AMT	7.125%	8/1/2011	B	5,425	5,743,827
Tulsa OK Muni Arpt Tr Rev American Airlines Pj	6.25%	6/1/2020	B	4,725	4,736,104

See Notes to Schedule of Investments.

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Tulsa OK Muni Arpt Tr Rev Ref AMR Ser A AMT	5.375%#	12/1/2035	B	$2,000	$2,001,920
Tulsa OK Muni Arpt Tr Rev Ref AMR Ser B AMT	5.65%#	12/1/2035	B	3,575	3,591,481
Tulsa OK Muni Arpt Tr Rev Ref AMR Ser B AMT	6.00%#	6/1/2035	B	7,400	7,491,686
Total					41,598,911

Charter Schools 4.66%
Charyl Stockwell Academy MI COP	5.75%	10/1/2025	NR	4,130	4,140,325
Charyl Stockwell Academy MI COP	5.90%	10/1/2035	NR	3,000	3,007,440
Chester Cnty PA Indl Dev Auth Rev Renaissance Academy Pj A	5.625%	10/1/2015	NR	1,870	1,867,157
Detroit Cmnty High Sch MI Pub Sch Academy Rev	5.65%	11/1/2025	BB	1,000	970,190
Detroit Cmnty High Sch MI Pub Sch Academy Rev	5.75%	11/1/2030	BB	1,255	1,221,253
MI Pub Edl Facs Auth Rev Ltd Oblig Old Redford Pj Ser A	5.875%	12/1/2030	BBB-	3,720	3,669,929
Milwaukee WI Redev Auth Rev Science Ed Consortium Pj Ser A	5.625%	8/1/2025	BB+	1,715	1,715,223
Milwaukee WI Redev Auth Rev Science Ed Consortium Pj Ser A	5.75%	8/1/2035	BB+	1,000	997,850
Palm Bay FL Edl Facs Rev Patriot Charter Sch Pj Ser A	6.75%	7/1/2022	NR	1,460	1,501,508
Palm Bay FL Edl Facs Rev Patriot Charter Sch Pj Ser A	7.00%	7/1/2036	NR	5,000	5,159,950
Pima Cnty AZ Indl Dev Auth Ed Rev Ref Horizon Cmnty Learning Ctr	5.25%	6/1/2035	BBB-	10,000	9,445,100
Pima Cnty AZ Indl Dev Auth Ed Rev Ref Paradise Ed Ctr Pj	5.875%	6/1/2022	BB+	250	249,855
Pima Cnty AZ Indl Dev Auth Ed Rev Ref Paradise Ed Ctr Pj	6.00%	6/1/2036	BB+	800	792,264
Plymouth MI Edl Ctr Chrtr Sch Pub Sch Academy Rev	5.375%	11/1/2030	BBB-	1,500	1,461,165
Summit Academy MI Pub Sch Academy Rev	6.375%	11/1/2035	BB+	3,795	3,660,657
Total					39,859,866

Continuing Care Retirement
Communities 11.09%
Bremer Cnty IA Ret Fac Rev Bartels Lutheran Ser A	5.125%	11/15/2020	NR	800	793,128

See Notes to Schedule of Investments.

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount
Investments	Rate	Date	Moody’s		(000)	Value
Bremer Cnty IA Ret Fac Rev Bartels Lutheran Ser A	5.375%	11/15/2027	NR		$1,400	$1,393,742
Bremer Cnty IA Ret Fac Rev Bremer Lutheran Ser A	5.00%	11/15/2017	NR		1,140	1,132,134
Bucks Cnty PA Indl Dev Auth Ret Cmnty Rev Ann’s Choice Inc Fac Ser A	6.125%	1/1/2025	NR		3,500	3,568,250
Carlton MN Hlthcare & Hsg Facs Rev Ref Inter Faith Care Ctr Pj(c)	5.50%	4/1/2024	NR		1,080	1,070,723
CO Hlth Fac Auth Rev Covenant Ret Cmntys Inc	5.00%	12/1/2035	BBB		4,000	3,860,680
Director St NV Dept Business & Industry Las Ventanas Ret Pj A	7.00%	11/15/2034	NR		6,000	6,171,000
Director St NV Dept Business & Industry Las Ventanas Ret Pj B	6.00%	11/15/2014	NR		3,655	3,688,114
IL Fin Auth Rev Clare at Wtr Tower Pj Ser A	6.00%	5/15/2025	NR		4,000	4,089,800
IL Fin Auth Rev Clare at Wtr Tower Pj Ser C	5.125%	5/15/2012	NR		5,000	4,966,000
IL Fin Auth Rev Clare Oaks Pj Ser A(c)	6.00%	11/15/2027	NR		2,000	2,009,620
IL Fin Auth Rev Clare Oaks Pj Ser A(c)	6.125%	11/15/2040	NR		2,500	2,520,175
IL Fin Auth Rev Friendship Vlg Schaumburg A	5.375%	2/15/2025	BB+	(b)	4,000	3,955,720
IL Fin Auth Rev Friendship Vlg Schaumburg A	5.625%	2/15/2037	BB+	(b)	3,730	3,736,826
IL Fin Auth Rev Smith Vlg Pj Ser A	5.25%	11/15/2016	NR		4,290	4,259,284
James City Cnty VA Econ Dev Auth Resdl Care Fac First Mtg Williamsburg Ldg A	5.50%	9/1/2034	NR		1,000	1,014,280
Lebanon Cnty PA Hlth Facs Auth Hlth Ctr Rev Pleasant View Rt Ser A	5.125%	12/15/2020	NR		1,400	1,374,058
Lebanon Cnty PA Hlth Facs Auth Hlth Ctr Rev Pleasant View Rt Ser A	5.30%	12/15/2026	NR		500	490,805
MD St Hlth & Higher Edl Facs Auth Rev Edenwald Ser A(c)	5.40%	1/1/2031	NR		2,000	2,006,560
Mesquite TX Health Facs Dev Ret Fac Christian Care	5.50%	2/15/2025	BBB-		2,000	2,046,320
Mesquite TX Health Facs Dev Ret Fac Christian Care	5.625%	2/15/2035	BBB-		1,750	1,800,522
MI St Hosp Fin Auth Rev Ref Presbyterian Vlg	5.25%	11/15/2025	BBB-	(b)	1,500	1,471,320
NC Med Care Cmnty Hlthcare Facs Rev First Mtg Presbyterian Homes(c)	5.50%	10/1/2031	NR		2,000	2,009,600

See Notes to Schedule of Investments.

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount
Investments	Rate	Date	Moody’s		(000)	Value
NC Med Care Commn Ret Facs Rev Ref First Mtg UTD Methodist C	5.25%	10/1/2024	NR		$750	$751,567
NC Med Care Commn Ret Facs Rev Ref First Mtg UTD Methodist C	5.50%	10/1/2032	NR		3,600	3,645,180
Olathe KS Sr Living Fac Rev Catholic Care Campus Inc A	5.65%	11/15/2027	NR		620	625,648
Olathe KS Sr Living Fac Rev Catholic Care Campus Inc A	6.00%	11/15/2026	NR		4,555	4,714,471
Olathe KS Sr Living Fac Rev Catholic Care Campus Inc A	6.00%	11/15/2038	NR		4,000	4,117,800
Shelby Cnty TN Hlth Edl & Hsg Facs Bd Rev Trezevant Manor Pj Ser A	5.625%	9/1/2026	NR		1,500	1,475,910
St Joseph Cnty Indl Econ Dev Rev Holy Cross Vlg Notre Dame Pj A	5.70%	5/15/2028	NR		265	267,099
St Joseph Cnty Indl Econ Dev Rev Holy Cross Vlg Notre Dame Pj A	6.00%	5/15/2026	NR		250	259,383
St Joseph Cnty Indl Econ Dev Rev Holy Cross Vlg Notre Dame Pj A	6.00%	5/15/2038	NR		475	489,193
Sussex Cnty DE Rev Adj First Mtg Cadbury Lewes A	5.90%	1/1/2026	NR		500	501,340
VT Econ Dev Auth Mtg Rev Wake Robin Corp Pj Ser A	5.375%	5/1/2036	NR		2,250	2,245,837
Virginia Beach VA Dev Auth Resdl Care Fac Mtg Rev Ref Westminster Canterbury	5.25%	11/1/2026	NR		3,000	3,008,550
Virginia Beach VA Dev Auth Resdl Care Fac Mtg Rev Ref Westminster Canterbury	5.375%	11/1/2032	NR		7,100	7,142,884
Westmoreland Cnty PA Indl Dev Auth Rev Ret Cmnty Redstone A	5.75%	1/1/2026	NR		1,200	1,209,492
WI Hlth & Edl Facs Hlth Facs Three Pillars Sr Living A	5.50%	8/15/2034	A-	(b)	500	502,565
Winchester VA Indl Dev Auth Resdl Care Fac Rev Westminster Canterbury Ser A	5.20%	1/1/2027	NR		2,500	2,484,400
Winchester VA Indl Dev Auth Resdl Care Fac Rev Westminster Canterbury Ser A	5.30%	1/1/2035	NR		2,000	1,991,240
Total						94,861,220

Correctional Facilities 0.99%
Garza Cnty TX Pub Fac Corp Pj Rev	5.25%	10/1/2017	BBB		1,000	1,013,000
Garza Cnty TX Pub Fac Corp Pj Rev	5.50%	10/1/2019	BBB		1,600	1,638,624
Madison Cnty FL Rev First Mtg Twin Oaks Pj Ser A	6.00%	7/1/2025	NR		1,300	1,324,011
San Luis AZ Fac Dev Copr Rev Sr Lien Pj Regl Detention Ctr	7.00%	5/1/2020	NR		1,000	993,840

See Notes to Schedule of Investments.

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
San Luis AZ Fac Dev Copr Rev Sr Lien Pj Regl Detention Ctr	7.25%	5/1/2027	NR	$1,200	$1,202,496
Two Rivers Auth Inc Mont Pj Rev Sr Lien	7.375%	11/1/2027	NR	2,400	2,327,088
Total					8,499,059

Dirt Bonds, Tax Increment/Allocation 1.87%
Allegheny Cnty PA Redev Auth Rev Pittsburgh Mills Pj	5.60%	7/1/2023	NR	500	514,245
Atlanta GA Tax Alllocation Eastside Pj Ser A AMT	5.625%	1/1/2016	NR	1,500	1,531,080
Atlanta GA Tax Alllocation Eastside Pj Ser B	5.60%	1/1/2030	NR	1,000	1,016,930
Beaumont CA Fin Auth Loc Agy Rev Ser D	5.80%	9/1/2035	NR	500	518,475
Branson MO Indl Dev Auth Tax Increment Rev Branson Landing Retail Pj	5.50%	6/1/2029	NR	6,220	6,211,603
Etiwanda Sch Dist CA Spl Tax Cmnty Facs Dist No 2004-1	5.45%	9/1/2029	NR	1,000	1,006,460
Indio CA Cmnty Facs Dist No 04-3 Terra Lago Impt Area 1	5.15%	9/1/2035	NR	1,825	1,795,107
Poway CA Unif Sch Dist Spl Tax Cmnty Facs Dist No 11 Area B	5.00%	9/1/2030	NR	1,000	959,330
San Francisco CA City & Cnty Rd Agy Dist No 6 Mission Bay South Ser A	5.15%	8/1/2035	NR	1,500	1,464,600
Temecula Vly CA Unif Sch Dist Cmnty Facs Dist Spl Tax No 02-1	5.125%	9/1/2035	NR	1,000	981,380
Total					15,999,210

Electric Revenue Bonds 0.70%
MS Business Fin Corp MS Pollutn Cntrl Sys Energy Res Inc Pj	5.875%	4/1/2022	BBB-	6,000	6,026,280

Gaming 0.73%
Mohegan Tribe Indians CT Gaming Auth Pub Impt Priority Dist	5.375%	1/1/2011	BB+	1,400	1,423,422
Mohegan Tribe Indians CT Pub Impt Priority Dist	5.125%	1/1/2023	BB+	3,350	3,326,048
Mohegan Tribe Indians CT Pub Impt Priority Dist	5.25%	1/1/2033	BB+	1,500	1,491,495
Total					6,240,965

See Notes to Schedule of Investments.

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
General Airport Revenue Bonds 0.66%
Dallas-Fort Worth TX Intl Arpt Fac Impt Corp Rev Ref A Sub Ser 1 Rmkt AMT	8.50%#	5/1/2029	CCC+	$1,000	$1,046,560
Dallas-Fort Worth TX Intl Arpt Fac Impt Corp Rev Ref A Sub Ser 2 Rmkt AMT	9.00%#	5/1/2029	CCC+	2,500	2,890,500
Dallas-Fort Worth TX Intl Arpt Fac Impt Corp Rev Ref A Sub Ser 3 Rmkt AMT	9.125%	5/1/2029	CCC+	1,500	1,710,795
Total					5,647,855

General Obligation 1.65%
CA St PA 1300 RIBs RITES	6.048%	11/1/2024	NR	5,000	5,309,900
IA Fin Auth Child Svcs Ref	5.55%	6/1/2036	NR	5,660	5,530,499
Little River Cnty AR Rev Ref Georgia Pacific Corp Pj AMT	5.60%	10/1/2026	B2	3,025	2,981,500
Todd Morrison Cass & Wadena Cntys MN Hlthcare Fac Lakewood	5.00%	12/1/2034	Baa2	250	249,988
Total					14,071,887

Healthcare 3.16%
IL Fin Auth Rev Landing at Plymouth Pl Pj A	6.00%	5/15/2025	NR	3,000	3,092,010
Kerrville TX Hlth Facs Dev Corp Hosp Rev Sid Peterson Mem Hosp Pj	5.125%	8/15/2026	BBB-	1,125	1,113,109
Kerrville TX Hlth Facs Dev Corp Hosp Rev Sid Peterson Mem Hosp Pj	5.375%	8/15/2035	BBB-	6,875	6,913,019
Knox Cnty TN Hlth Ed & Hsg Fac Bd Rev Univ Hlth Sys Inc	5.625%	4/1/2029	Baa1	1,000	1,027,290
MA St Hlth & Edl Facs Auth Rev Milton Hosp Ser D	5.25%	7/1/2030	BBB-	2,000	2,017,080
MA St Hlth & Edl Facs Auth Rev PA 1385 RIBs RITES	5.948%	7/1/2025	NR	5,280	5,469,130
NC Med Care Cmnty Ref 1st Mtg Presbyterian Ser A	5.25%	7/1/2021	NR	1,720	1,695,438
St Paul MN Hsg & Redev Auth Hosp Rev Hltheast Pj	6.00%	11/15/2030	Baa3	2,500	2,675,600
Sylacauga AL Hlthcare Auth Rev Ser A Coosa Vly Med Ctr	6.00%	8/1/2035	NR	3,000	3,045,510
Total					27,048,186

Healthcare System 4.87%
Franklin Cnty OH Hlthcare Facs Rev OH Presbyterian Svcs A	5.00%	7/1/2026	BBB	1,200	1,180,632
Joplin MO Indl Dev Auth Hlth Facs Rev Freeman Hlth Sys Pj	5.75%	2/15/2035	BBB+	500	524,670

See Notes to Schedule of Investments.

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount
Investments	Rate	Date	Moody’s		(000)	Value
KY Econ Dev Fin Auth Hlth Sys Norton Hlthcare Inc Ser A	6.50%	10/1/2020	BBB+	(b)	$1,465	$1,573,044
Lubbock TX Hlth Facs Dev Corp Rev Ref 1st Mtg Carillon Pj A	6.30%	7/1/2019	NR		4,010	3,981,890
MA St Hlth & Edl Facs Auth Rev Caritas Christi Oblig Grp A	5.625%	7/1/2020	BBB		1,015	1,041,014
Miami Beach FL Hlth Facs Rev Hosp Auth Mt Sinai Med Ctr FL Pj	5.375%	11/15/2028	BB+		3,495	3,446,454
NC Med Care Cmnty Hlthcare Facs Rev Ref 1st Mtg Presbyterian Ser A	5.125%	7/1/2018	NR		1,000	984,610
NJ Hlthcare Fac Fin Auth Rev Somerset Med Ctr	5.50%	7/1/2033	Baa3		1,700	1,711,441
NY St Dorm Auth Revs Non St Supported Debt Mt Sinai NYU Hlth C Rmkt	5.50%	7/1/2026	Ba1		4,000	4,051,640
Orange Cnty FL Hlth Facs Auth Ref Hlthcare Orlando Lutheran	5.375%	7/1/2020	NR		1,100	1,071,114
Orange Cnty FL Hlth Facs Auth Ref Hlthcare Orlando Lutheran	5.70%	7/1/2026	NR		1,920	1,897,651
RI St Hlth & Edl Bldg Corp Rev PA 1384 RIBs RITES	6.424%	10/1/2029	NR		7,735	7,929,922
St Mary Hosp Auth PA Hlth Sys Rev Catholic Hlth Ser B	5.375%	11/15/2034	A1		500	515,750
St Paul MN Port Auth Lease Rev Healtheast Midway Campus 03 A	5.75%	5/1/2025	BB		1,520	1,548,804
Sylacauga AL Hlthcare Auth Ser A Coosa Vly Medical Ctr	6.00%	8/1/2025	NR		3,000	3,062,910
Tomball TX Hosp Auth Rev Ref Hosp	5.00%	7/1/2020	Baa3		5,000	4,950,400
Virginia MN Hsg & Redev Auth Hlthcare Fac Lease Rev	5.375%	10/1/2030	Baa1		2,165	2,174,981
Total						41,646,927

Hotel Convention 0.49%
Baltimore MD Convention Ctr Hotel Rev Sub Ser B	5.875%	9/1/2039	Ba1		4,000	4,165,720

Housing 1.51%
MA St Hsg Fin Agy Hsg Rev Ser K20 RIBs	6.328%	12/1/2048	Aa3		5,930	5,778,311
MA St Hsg Fin Agy Hsg Ser E AMT	5.00%	12/1/2028	AA-		7,175	7,127,788
Total						12,906,099

See Notes to Schedule of Investments.

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Industrial 10.41%
Allegheny Cnty PA Indl Dev Auth Rev Ref Envr Impt	5.50%	11/1/2016	Ba1	$1,500	$1,551,210
Butler AL Indl Dev Bd Solid Wst Disp Rev Ref GA Pacific Corp Pj AMT	5.75%	9/1/2028	B	2,500	2,528,950
Clark Cnty NV Indl Dev Rev Nevada Pwr Co Pj Ser A AMT	5.60%	10/1/2030	B-	7,320	7,332,224
Courtland AL Indl Dev Bd Solid Wst Disp Rev Intl Paper Co Pj A AMT	5.20%	6/1/2025	BBB	7,500	7,515,525
Courtland AL Indl Dev Bd Solid Wst Disp Rev Intl Paper Co Pj B AMT	5.20%	6/1/2025	BBB	2,305	2,293,913
Fulton Cnty GA Dev Auth Loc Dist Cooling Fac Rev Sr Maxon Atlantic Station A AMT	5.125%#	3/1/2026	BBB	1,000	995,640
Gulf Coast Wst Disp Auth TX Envr Facs Rev ExxonMobil Pj AMT	4.00%#	12/1/2025	AAA	6,000	6,000,000
IL Fin Auth Solid Wst Disp Wst Mgmt Inc Pj AMT	5.05%	8/1/2029	NR	1,500	1,467,945
MI St Strategic Fd Pollutn Cntrl Rev Ref General Motors Corp	6.20%#	9/1/2020	B-	4,000	3,886,040
NJ Econ Dev Auth Rev Glimcher Pptys LP Pj AMT	6.00%	11/1/2028	NR	5,000	5,010,800
OR St Econ Dev Rev Ref GA Pacific Corp Pj Ser 183 AMT	5.70%	12/1/2025	B2	1,070	1,067,443
PA Econ Dev Fin Auth Exempt Facs Rev Reliant Energy Seward Ser A AMT	6.75%#	12/1/2036	B2	6,500	6,959,030
Port Corpus Christi Auth TX Celanese Pj Ser A	6.45%	11/1/2030	B	6,700	7,236,134
Tob Securitization Auth So CA Tob Settlmnt Auth Ser A1 Snr	5.125%	6/1/2046	BBB	35,000	33,594,050
Tob Settlmnt Fin Corp RI Asset Bkd Ser A	6.125%	6/1/2032	BBB	1,490	1,556,886
Total					88,995,790

Investor Owned Utility 2.12%
Floater TRS Tr Ser 2006 FR/RI Lehman Bros Inc as Trustor K17 AMT RIBs+(2)	6.193%	11/1/2028	Aaa	5,925	6,320,494
PA Econ Dev Fin Auth Rev Reliant Energy A AMT	6.75%#	12/1/2036	B2	1,500	1,605,930
PA Econ Dev Fin Auth Exempt Facs Rev Reliant Energy B Conv AMT	6.75%#	12/1/2036	B2	9,500	10,170,890
Total					18,097,314

See Notes to Schedule of Investments.

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Miscellaneous 3.55%
Beauregard Parish LA Rev Ref Boise Cascade Corp Pj	6.80%	2/1/2027	Ba2	$4,750	$5,147,433
De Kalb Cnty GA Dev Auth Pollutn Cntrl Rev Ref Gen Mtrs Corp Pj	6.00%	3/15/2021	B-	4,500	4,280,400
Liberty NY Dev Corp Rev K9 RIBs	6.723%	10/1/2035	Aa3	10,890	12,523,282
Red River Auth TX Pollutn Cntrl Celanese Pj Ser A	6.45%	11/1/2030	B	2,495	2,694,650
Sweetwater Cnty WY Solid Wst Disp Ref FMC Corp Pj AMT	5.60%	12/1/2035	BBB-	4,500	4,686,615
Winter Garden Vlg at Fowler Groves Cmnty Dev Dist FL Spl	5.65%	5/1/2037	NR	1,000	1,004,850
Total					30,337,230

Multi-Family Housing 3.13%
El Paso Cnty TX Hsg Fin Corp Multi Fam Hsg Rev Las Lomas Apts Ser A	6.375%	12/1/2029	Ba1	3,280	3,006,743
El Paso Cnty TX Hsg Fin Corp Multi Fam Hsg Rev Las Lomas Apts Ser A	6.45%	12/1/2019	Ba1	1,515	1,446,962
Garza Cnty TX Pub Fac Corp Pj Rev	5.50%	10/1/2018	BBB	1,000	1,027,220
Harrisonburg VA Redev & Hsg Auth Multi Fam Hsg Rev Brooke Ridge Apts Pj Ser E AMT	5.15%	12/1/2038	NR	12,300	12,262,731
MA St Hsg Fin Agy Hsg Ser B	5.00%	6/1/2030	AA-	1,000	1,009,440
Met Govt Nashville & Davidson Cnty TN Facs Bd Rev Multi Fam Hsg Prestige A	7.50%	12/20/2040	NR	4,000	3,995,360
MuniMae TE Bond Subsidiary LLC Perp Sub Pfd Shs Ser B 3+(d)	5.30%	9/30/2015	NR	2,000	2,007,080
MuniMae TE Bond Subsidiary LLC Perp Sub Pfd Shs Ser D+(d)	5.90%	9/30/2015	NR	2,000	1,989,960
Total					26,745,496

Not For Profit 0.21%
IA Fin Auth Child Svcs	5.375%	6/1/2026	NR	1,795	1,756,497

Nursing Home 0.18%
Kerrville TX Hlth Facs Dev Corp Hosp Rev Sid Peterson Mem Hosp Pj	5.45%	8/15/2035	BBB-	1,500	1,502,205

Port Facilities 0.37%
Port Of Bay City Auth TX Rev Matagorda Cnty Rev Hoechst Celanese Corp Pj AMT	6.50%	5/1/2026	B	3,115	3,191,909

See Notes to Schedule of Investments.

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount
Investments	Rate	Date	Moody’s		(000)	Value
Pre-Refunded 0.38%
Pocahontas Pkwy Assoc VA Toll Rd Rev Sr Ser A	5.50%	8/15/2028	BB-		$2,280	$2,396,029
Tob Securitization Auth So CA Tob Settlmnt Asset Bkd Bds Sr Ser A	5.25%	6/1/2027	AAA		790	842,290
Total						3,238,319

Resource Recovery 1.40%
Burlington KS Pollutn Cntrl RI TRS Ser K RIBs	7.615%	6/1/2031	AAA		4,500	5,101,425
CA Pollutn Cntrl Fin Auth Solid Wst Mgmt Inc Pj Ser A2 AMT	5.40%	4/1/2025	BBB		1,000	1,028,120
Gaston Cnty NC Facs & Pollutn Cntrl Fin Auth Rev Exempt Facs Natl Gypsum Co Pj AMT	5.75%	8/1/2035	NR		4,890	5,094,891
Niagara Cnty NY Indl Dev Agy Solid Wst Disposal Ser B AMT	5.55%#	11/15/2024	Baa3		750	788,003
Total						12,012,439

Sales Tax 0.77%
NJ Econ Dev Auth Rev PA 1304 RIBs RITES(7)	8.165%	9/1/2025	AAA		3,350	4,533,789
Wyandotte Cnty/Kans City KS Unif Govt Spl Oblig Rev Ref Sales Tax 2nd Lien Area B	5.00%	12/1/2020	BBB-	(b)	2,000	2,031,100
Total						6,564,889

Single-Family Housing 4.99%
AK St Hsg Fin Corp PA 1298 RIBs RITES(11)	6.328%	12/1/2025	NR		5,000	5,514,800
ID Hsg & Fin Assn Sing Fam Mtg Rev Ser D-Cl III AMT	4.90%	1/1/2026	A1		2,000	1,960,620
NJ St Hsg & Mtg Fin Agy Sing Fam Ser M AMT	5.00%	10/1/2036	AA		1,405	1,398,382
OH St Hsg Fin Agy Resdl Mtg Rev Mtg Bkd Secs Ser H AMT(c)	5.00%	9/1/2031	Aaa		20,000	20,042,400
ND St Hsg Fin Agy Rev Hsg Fin Pg Home Fin C Mtg AMT	4.70%	1/1/2029	Aa1		2,500	2,405,925
Puerto Rico Hsg Fin Corp Rev Hmownr Mtg Ser A AMT(8)	5.20%	12/1/2032	AAA		1,470	1,502,164
Southern CA Home Fing Auth Sing Fam Rev Mtg Ser A AMT	4.06%#	8/1/2035	AAA		4,000	4,000,000
UT Hsg Corp Sing Fam Mtg Rev Ser A 1 CL II AMT	4.95%	7/1/2028	AA		1,430	1,433,203

See Notes to Schedule of Investments.

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
VT Hsg Fin Agy Sing Fam Hsg Rev Ser 25A AMT(c)(7)	5.10%	11/1/2031	AAA	$4,430	$4,433,234
Total					42,690,728
Special Assessment 16.87%
Amelia Walk Cmnty Dev Dist FL Spl Assmt Ser A	5.50%	5/1/2037	NR	1,000	1,000,290
Arborwood Cmnty Dev Dist FL Cap Impt Rev Centex Homes Pj Ser A 1	5.50%	5/1/2036	NR	2,920	2,885,982
Arborwood Cmnty Dev Dist FL Cap Impt Rev Master Infras Pj A	5.35%	5/1/2036	NR	5,000	4,929,950
Bartram Pk Cmnty Dev Dist FL Spl Assmt	5.30%	5/1/2035	NR	2,000	1,967,900
Baywinds Cmnty Dev Dist FL Spl Assmt Ser A	5.25%	5/1/2037	NR	4,435	4,341,821
Brentwood CA Infrast Fin Auth CIFP-1	5.00%	9/2/2025	NR	2,500	2,451,525
Brentwood CA Infrast Fin Auth CIFP-1	5.15%	9/2/2035	NR	1,000	983,620
Chula Vista CA Cmnty Facs Dist Spl Tax No 13 I Otay Ranch Vlg Seven	5.25%	9/1/2026	NR	2,755	2,727,781
Cypress Creek Hillsborough Cnty Cmnty Dev Dist FL Cap	5.35%	5/1/2037	NR	7,000	6,874,980
Durbin Crossing Cmnty Dev Dist FL Spl Assmt Ser A	5.50%	5/1/2037	NR	6,000	6,018,360
East Homestead Cmnty Dev Dist FL Spl Assmt Rev	5.45%	5/1/2036	NR	1,000	992,580
East Homestead Cmnty Dev Dist FL Spl Assmt Rev Ser B	5.00%	5/1/2011	NR	1,500	1,502,820
Grandview MO Indl Dev Auth Tax Grandview Crossing Pj 1	5.75%	12/1/2028	NR	1,000	980,200
Henderson NV Loc Impt Dist No T-18	5.25%	9/1/2026	NR	8,155	8,074,429
IA Fin Auth Child Svcs	5.50%	6/1/2031	NR	4,260	4,130,624
Lake Elsinore CA Unif Sch Cmnty Facs Dist Spl Tax No 2004-03	5.25%	9/1/2029	NR	1,650	1,654,224
Lancaster Cnty SC Assmt Rev Sun City Carolina Lakes Impt	5.45%	12/1/2037	NR	1,000	1,007,990
Mariposa East Pub Impt Dist NM	5.75%	9/1/2021	NR	500	503,015
Mariposa East Pub Impt Dist NM	6.00%	9/1/2032	NR	1,000	1,006,170
Mediterranea Cmnty Dev Dist FL Spl Assmt Ser A	5.60%	5/1/2037	NR	1,500	1,505,715
Modesto CA Spl Tax Cmnty Facs Dist No 04 1Vlg 2	5.15%	9/1/2036	NR	2,000	1,988,040

See Notes to Schedule of Investments.

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Murrieta CA Cmnty Facs Dist Spl Tax No 3 Creekside Vlg Impt Area 1	5.20%	9/1/2035	NR	$1,500	$1,486,545
Northstar Cmnty Svcs Dist CA Spl Tax Cmnty Facs Dist No 1	5.45%	9/1/2028	NR	7,000	7,092,890
Palm Glades Cmnty Dev Dist FL Spl Assmt Ser A	5.30%	5/1/2036	NR	1,250	1,233,300
Palma Sola Trace Cmnty Dev Dist FL Cap Impt Rev	5.75%	5/1/2035	NR	875	873,696
Panther Trace II FL Cmnty Dev Dist Rev Spl Assmt Ser A	5.60%	5/1/2035	NR	1,835	1,834,835
Pine Isl Cmnty Dev Dist FL Spl Assmt	5.75%	5/1/2035	NR	3,210	3,302,576
Poway CA Unif Sch Dist Spl Tax Cmnty Facs Dist 6-4S Ranch	5.125%	9/1/2035	NR	2,100	2,070,138
Poway CA Unif Sch Dist Spl Tax Cmnty Facs Dist No 14	5.25%	9/1/2036	NR	1,500	1,473,375
Prince Georges Cnty MD Spl Oblig Natl Harbor Pj Rmkt	5.20%	7/1/2034	NR	10,250	10,101,272
Prince Georges Cnty MD Spl Tax Victoria Falls Pj	5.25%	7/1/2035	NR	1,250	1,232,587
Rancho Cordova Cmnty Facs Dist CA Spl Tax No 2003 1 Sunridge Anatolia	5.375%	9/1/2030	NR	1,500	1,501,830
Rio CA Elem Sch Dist Cmnty Facs Dist Spl Tax No 1	5.125%	9/1/2028	NR	3,000	2,972,730
River Bend Cmnty Dev Dist FL Cap Impt Rev	5.45%	5/1/2035	NR	945	930,608
Roseville CA Spl Tax Cmnty Facs Dist No 1 Westpark	5.15%	9/1/2030	NR	2,000	1,978,060
Roseville CA Spl Tax Cmnty Facs Dist No 1 Westpark	5.20%	9/1/2036	NR	3,500	3,455,130
Saugus CA Unif Sch Dist Spl Tax Cmnty Facs Dist No 2005-1	5.25%	9/1/2026	NR	1,135	1,133,513
Saugus CA Unif Sch Dist Spl Tax Cmnty Facs Dist No 2005-1	5.30%	9/1/2036	NR	1,265	1,265,809
Seal Beach CA Cmnty Facs Dist No 05 01 Spl Tax Pacific Gateway Business Ctr	5.30%	9/1/2026	NR	1,125	1,123,538
Seal Beach CA Cmnty Facs Dist No 05 01 Spl Tax Pacific Gateway Business Ctr	5.30%	9/1/2036	NR	750	741,045
Tern Bay Cmnty Dev Dist FL Cap Impt Rev Ser A	5.375%	5/1/2037	NR	11,000	10,812,120
Tolomato Cmnty Dev Dist FL Spl Assmt	5.40%	5/1/2037	NR	3,000	2,981,910
Tracy CA Cmnty Facs Dist No 01 Spl Tax NEI Phase II(c)	5.70%	9/1/2026	NR	1,020	1,020,000

See Notes to Schedule of Investments.

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Watson Rd Cmnty Facs Dist AZ Spl Assmt Rev	5.75%	7/1/2022	NR	$3,960	$4,004,906
Westridge Cmnty Dev Dist FL Cap Impt Rev	5.80%	5/1/2037	NR	15,000	14,807,700
William S Hart CA Unif High Sch Dist Spl Tax Cmnty Facs Dist No 2005-1	5.25%	9/1/2026	NR	845	843,893
William S Hart CA Unif High Sch Dist Spl Tax Cmnty Facs Dist No 2005-1	5.30%	9/1/2036	NR	1,895	1,896,213
Woodmen Heights Met Dist No 1 CO Rev	6.75%	12/1/2020	NR	1,500	1,506,075
Woodmen Heights Met Dist No 1 CO Rev	7.00%	12/1/2030	NR	3,000	3,033,450
Total					144,237,760

Special Tax 0.99%
Atlanta GA Tax Alloc Princeton Lakes Pj	5.50%	1/1/2031	NR	1,235	1,231,690
Lake Elsinore CA Spl Tax Cmnty Facs Dist 3 Impt Area 1	5.25%	9/1/2030	NR	1,195	1,197,916
Menifee CA Unif Sch Dist Spl Tax Cmnty Facs Dist No 2002-5	5.50%	9/1/2034	NR	500	502,895
Midtown Miami FL Cmnty Dev FL Spl Assmt Rev Ser A	6.25%	5/1/2037	NR	1,915	2,059,736
South Fork East Cmnty Dev Dist FLA Cap Impt Rev	5.35%	5/1/2036	NR	2,925	2,875,538
OH Cnty W VA Cnty Commn Spl Dist Excise Tax Rev Ref & Impt Ft Henry Econ Dev B	5.625%	3/1/2036	NR	600	603,144
Total					8,470,919

Tobacco 10.02%
Badger Tob Asset Securitization Corp WI Asset Bkd	6.375%	6/1/2032	BBB	3,340	3,580,847
Golden St Tob Securitization Corp CA Tob Settlmnt F C1 RIBs	5.69%	6/1/2045	A3	10,000	9,965,000
Golden St Tob Securitization Corp CA Tob Settlmnt Rev Ser 2003 A 1	6.75%	6/1/2039	BBB	1,290	1,444,284
Nassau Cnty NY Tobacco Settlem Corp Asset Bkd Sr A 3	5.125%	6/1/2046	BBB	5,000	4,815,050
Northern Tob Securitization Corp AK Tob Settlmnt Asset Bkd Bds	6.50%	6/1/2031	BBB	1,125	1,178,010
Tob Settlmnt Fin Corp RI Asset Bkd Ser A	6.00%	6/1/2023	BBB	4,165	4,358,089
Tob Settlmnt Fin Corp RI Asset Bkd Ser A	6.25%	6/1/2042	BBB	2,960	3,096,190

See Notes to Schedule of Investments.

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Tob Settlmnt Fin Corp NJ	6.75%	6/1/2039	BBB	$1,000	$1,112,130
Tob Settlmnt Auth IA Tob Settlmnt Asset Bkd Ser C	5.625%	6/1/2046	BBB	3,100	3,137,696
Tob Settlmnt Auth IA Tob Sttlmnt Rev Asst Bkd Ser C	5.375%	6/1/2038	BBB	8,050	8,006,933
Tob Settlmnt Fin Corp VA PA 1383 RIBs RITES	6.698%	6/1/2037	NR	6,925	7,339,530
Tob Settlmnt Fin Corp VA Asset Bkd	5.50%	6/1/2026	BBB	9,950	10,181,338
Tob Settlmnt Rev Mgmt Auth SC Sec B	6.375%	5/15/2028	BBB	2,800	2,988,552
Tob Settlmnt Rev Mgmt Auth Ser B	6.375%	5/15/2030	BBB	8,005	8,928,857
TSASC Inc NY Ser 1	5.00%	6/1/2034	BBB	5,000	4,846,200
TSASC Inc NY Ser 1	5.125%	6/1/2042	BBB	10,000	9,657,600
Westchester Tob Asset Securitization Corp NY	5.125%	6/1/2038	BBB	1,060	1,034,730
Total					85,671,036

Toll Roads 0.06%
NJ St Tpk Auth Rev ROLS RR II R 323 RIBs(2)	5.909%	1/1/2035	Aaa	500	515,310

Transportation 3.01%
Augusta GA Arpt Rev Gen Arprt Passenger B AMT	5.35%	1/1/2028	Baa3	500	500,670
Metropolitan Transn Auth NY Rev K3 RIBs	5.887%	11/15/2035	NR	10,000	10,479,400
Santa Rosa Bay Bridge Auth FL Rev	6.25%	7/1/2028	B1	1,575	1,598,625
St Paul MN Port Auth Lease Rev Hltheast Midway Campus 03 A	5.875%	5/1/2030	BB	1,000	1,016,410
Tulsa OK Muni Arpt Tr Rev Ref Ser A Rmkt AMT	7.75%#	6/1/2035	B	11,000	12,163,360
Total					25,758,465

Universities 0.19%
IA Higher Ed Ln Auth Rev Ref Priv College Fac Wesleyan	5.375%	9/15/2034	NR	600	591,804
MA St Dev Fin Agy Rev Eastern Nazarene College	5.625%	4/1/2029	BB+	1,000	1,008,410
Total					1,600,214
Total Municipal Bonds (cost $871,939,310)					875,949,538

See Notes to Schedule of Investments.

			Credit
			Rating:
	Interest	Maturity	S&P or	Shares
Investments	Rate	Date	Moody’s	(000)	Value
SHORT-TERM INVESTMENTS 0.10%

Money Market Mutual Funds
Dreyfus Municipal Cash Management Plus				825	$824,685
SSgA Tax Free Money Market Fund				6	6,001
Total Short-Term Investments (cost $830,686)					830,686
Total Investments in Securities 102.53% (cost $872,769,996)					876,780,224
Liabilities in Excess of Cash and Other Assets (2.53%)					(21,627,825)
Net Assets 100.00%					$855,152,399

Schedule of Investments (unaudited)

MICHIGAN TAX-FREE TRUST  June 30, 2006

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
MUNICIPAL BONDS 99.64%

Education 4.44%
Grand Vly MI St Univ Rev(6)	5.50%	2/1/2018	AAA	$1,150	$1,245,899
MI Higher Ed Student Ln Auth Rev Student Ln Ser XVII-P AMT GTD(2)	4.875%	3/1/2030	AAA	1,000	975,930
Plymouth MI Edl Ctr Chrtr Sch Pub Sch Academy Rev	5.375%	11/1/2035	BBB-	400	387,076
Wayne Cnty MI Cmnty College Impt(2)	5.50%	7/1/2019	AAA	565	592,018
Total					3,200,923

General Obligation 28.66%
Adrian MI City Sch Dist(7)	5.00%	5/1/2034	AAA	1,500	1,525,140
Anchor Bay MI Sch Dist Sch Bldg & Site	5.00%	5/1/2033	AA	1,000	1,020,190
Belding MI Area Sch(2)	5.00%	5/1/2026	AAA	400	405,384
Birmingham MI City Sch Dist Sch Bldg & Site(7)	5.00%	11/1/2033	AAA	1,000	1,019,700
Caledonia MI Cmnty Schs CR(7)	5.25%	5/1/2022	AAA	1,025	1,077,019
Carman-Ainsworth MI Cmnty Sch(6)	5.00%	5/1/2027	AAA	1,000	1,020,150
Grand Blanc MI Cmnty Schs Sch Bldg & Site(7)	5.00%	5/1/2021	AAA	500	516,630
Grand Rapids MI Smartzone Loc Dev Auth(2)	5.375%	6/1/2028	AAA	1,125	1,193,648
Huron MI Sch Dist(7)	5.25%	5/1/2021	AAA	250	260,333
Mason Cnty MI Central Sch Dist Sch Bldg & Site Ser A(7)	5.00%	5/1/2024	AAA	1,070	1,101,736
New Lothrop MI Area Pub Schs Ref Sch Bldg & Site(7)	5.00%	5/1/2028	AAA	1,250	1,279,850
Novi MI Street(7)	5.25%	10/1/2015	AAA	1,130	1,200,410
Royal Oak MI Ref Cap Impt Ser B(11)	4.375%	5/1/2026	AAA	1,000	947,210
Saginaw MI City Sch Dist Sch Bldg & Site(7)	5.00%	5/1/2034	AAA	1,125	1,144,586
South Lyon MI Cmnty Schs Sch Bldg & Site(6)	5.25%	5/1/2022	AAA	1,000	1,052,020
Southfield MI Pub Schs Sch Bldg & Site Ser A(6)	5.25%	5/1/2021	AAA	1,025	1,081,959
Southfield MI Pub Schs Sch Bldg & Site Ser B(7)	5.00%	5/1/2029	AAA	1,000	1,023,320

See Notes to Schedule of Investments.

1

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Southgate MI Cmnty Sch Dist	5.00%	5/1/2015	AA	$1,145	$1,209,269
Troy MI City Sch Dist Sch Bldg & Site(11)	5.00%	5/1/2019	AAA	1,000	1,041,690
Warren MI Cons Sch Dist Sch Bldg & Site(6)	5.00%	5/1/2027	AAA	1,000	1,023,120
Wayne Cnty MI Bldg Auth Cap Impt Ser A(11)	5.25%	6/1/2016	AAA	500	510,620
Total					20,653,984

Healthcare 5.00%
Kent Hosp Fin Auth MI Rev Met Hosp Pj Ser A	6.00%	7/1/2035	BBB	375	397,170
MI St Hosp Fin Auth Rev Marquette Gen Hosp Oblig Grp A	5.00%	5/15/2034	Baa1	375	362,400
MI St Hosp Fin Auth Rev Henry Ford Hlth Sys A	5.00%	11/15/2018	A1	750	767,002
MI St Hosp Fin Auth Rev Henry Ford Hlth Sys A	5.00%	11/15/2038	A1	1,000	1,002,340
MI St Hosp Fin Auth Rev Trinity Hlth Ser A TCRS(2)	6.00%	12/1/2027	AAA	1,000	1,072,450
Total					3,601,362

Industrial 0.75%
Childrens Tr Fd Puerto Rico Tob Settlmnt Rev Asset Bkd Bds	5.50%	5/15/2039	BBB	525	537,085

Lease 2.41%
Grand Rapids MI Pub Sch(11)	5.00%	11/1/2021	AAA	250	257,210
MI St Hse Reps Cap Apprec COP(2)	Zero Coupon	8/15/2024	AAA	3,565	1,478,477
Total					1,735,687

Power 2.09%
MI St Strategic Fd Ltd Oblig(2)	7.00%	5/1/2021	AAA	500	626,630
MI St Strategic Fd Ltd Oblig Rev Detroit Fd Ser BB(11)	7.00%	7/15/2008	AAA	350	370,856
Puerto Rico Elec Pwr Auth Pwr Rev Ser NN(11)	5.00%	7/1/2032	AAA	500	509,735
Total					1,507,221

Pre-Refunded 38.95%
Alpena MI Pub Sch(11)	5.625%	5/1/2022	AAA	500	507,630

See Notes to Schedule of Investments.

2

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Anchor Bay MI Sch Dist Sch Bldg & Site Ser I(6)	6.00%	5/1/2023	AAA	$1,100	$1,161,347
Bloomingdale MI Pub Sch Dist No 16	5.50%	5/1/2021	AA	450	479,295
Central Montcalm MI Pub Sch(11)	5.90%	5/1/2019	AAA	1,000	1,053,120
Crawford Ausable MI Sch Dist Sch Bldg & Site	5.00%	5/1/2021	AA	350	365,183
Detroit MI City Sch Dist Sch Bldg & Site Impt Ser A(6)	5.25%	5/1/2028	AAA	1,000	1,070,210
Eastern MI Univ Rev(6)	5.50%	6/1/2027	AAA	500	508,560
Eastern MI Univ Rev Gen Ser B(6)	5.60%	6/1/2025	AAA	1,430	1,516,629
Elkton Pigeon Bay Port MI Sch Dist	5.375%	5/1/2025	AA	700	736,015
Forest Hills MI Pub Schs(6)	5.25%	5/1/2020	Aaa	1,750	1,829,188
Greenville MI Pub Sch(7)	6.00%	5/1/2025	AAA	1,000	1,055,770
Hartland MI Cons Sch Dist(6)	6.00%	5/1/2021	AAA	1,950	2,093,169
Howell MI Pub Sch(11)	6.00%	5/1/2025	AAA	1,100	1,120,075
Huron Vly MI Sch Dist(6)	5.75%	5/1/2022	AAA	250	254,065
Kalamazoo MI Hosp Fin Auth Hosp Fac Rev ETM RIBs(6)	6.828%	6/1/2011	AAA	2,000	2,025,160
Kaleva Norman ETC MI Sch Dist Bldg & Site(6)	6.00%	5/1/2025	Aaa	600	633,462
Laingsburg MI Cmnty Sch Dist Sch Bldg & Site Bd	5.25%	5/1/2026	AA	450	475,420
Lake Orion MI Cmnty Sch Dist	5.125%	5/1/2022	AA	550	580,932
Lake Orion MI Cmnty Sch Dist Ser A(6)	6.00%	5/1/2017	AAA	1,335	1,428,130
Lakeview MI Cmnty Sch(6)	5.60%	5/1/2022	AAA	210	213,163
Memphis MI Cmnty Sch(6)	5.25%	5/1/2029	Aaa	150	155,390
MI St Comprehensive Transn Ser B(7)	5.25%	5/15/2020	AAA	1,000	1,063,050
MI St COP ETM(2)	Zero Coupon	6/1/2022	AAA	2,000	937,740
Muskegon Heights MI Wtr Sys Ser A(11)	5.625%	11/1/2020	Aaa	300	320,247
Muskegon Heights MI Wtr Sys Ser A(11)	5.625%	11/1/2025	Aaa	320	341,597
Paw Paw MI Pub Sch Dist Sch Bldg & Site	6.00%	5/1/2030	AA	1,325	1,422,281
Potterville MI Pub Sch(7)	6.00%	5/1/2029	AAA	1,000	1,055,770

See Notes to Schedule of Investments.

3

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount
Investments	Rate	Date	Moody’s		(000)	Value
Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser B	6.50%	7/1/2027	BBB	+	$1,000	$1,100,190
Puerto Rico Comwlth Ser A ETM	5.50%	10/1/2040	AAA		1,000	1,057,090
South Lyon MI Cmnty Schs(7)	5.50%	5/1/2023	AAA		1,425	1,504,586
Total						28,064,464

Resource Recovery 1.37%
MI St Strategic Fd Solid Wst Disp Ref Ltd Oblig Wst Mgmt AMT	4.50%	12/1/2013	BBB		1,000	984,510

Transportation 4.72%
MI St Comprehensive Transn Ref Ser A(7)	5.00%	11/1/2021	AAA		700	718,018
MI St Trunk Line(c)(6)	5.00%	11/1/2021	AAA		2,000	2,085,060
Puerto Rico Comwlth Hwy & Transn Auth Rev PA 1052 RIBs RITES	7.032%	1/1/2010	AAA	(a)	500	596,240
Total						3,399,318

Water/Sewer 11.25%
Detroit MI Disp Rev Ref Sr Lien Ser A(7)	5.00%	7/1/2028	AAA		1,000	1,019,470
Detroit MI Wtr Supply Sys Sr Lien Ser A(11)	5.00%	7/1/2034	AAA		1,000	1,015,900
Grand Rapids MI Santn Swr Sys Rev Ref & Impt Ser A(6)	4.75%	1/1/2028	AAA		1,050	1,050,567
Grand Rapids MI Water Supply(6)	5.00%	1/1/2035	AAA		1,000	1,020,440
Lansing MI Bd Wtr & Lt Wtr Supply Steam & Elec Util Sys(7)	5.00%	7/1/2022	AAA		1,865	1,920,353
MI Muni Bd Auth Rev Drinking Wtr St Revolving Fd	5.00%	10/1/2024	AAA		1,000	1,034,000
MI Muni Bd Auth Rev Ref Drinking Wtr St Revolving	5.00%	10/1/2019	AAA		1,000	1,046,620
Total						8,107,350
Total Investments in Municipal Bonds 99.64% (cost $69,280,513)						71,791,904
Other Assets in Excess of Liabilities 0.36%						262,032
Net Assets 100.00%						$72,053,936

See Notes to Schedule of Investments.

4

Schedule of Investments (unaudited)

PENNSYLVANIA TAX-FREE TRUST  June 30, 2006

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
MUNICIPAL BONDS 99.08%

Education 16.44%
Allegheny Cnty PA Higher Ed Bldg Auth Univ Rev Ser A	4.75%	2/15/2026	Baa3	$500	$479,640
Lehigh Cnty PA Gen Purp Auth Rev Desales Univ Pj(12)	5.125%	12/15/2023	AA	1,000	1,028,390
PA St Higher Edl Facs Auth Rev Drexel Univ Ser A	5.20%	5/1/2032	A+	600	618,510
PA St Higher Edl Facs Auth Rev Lafayette College Pj	6.00%	5/1/2030	AA-	1,425	1,518,166
PA St Higher Edl Facs Auth College & Univ Revs Allegheny College	4.80%	5/1/2036	A-	1,000	960,130
PA St Higher Edl Facs Auth College & Univ Revs Moravian College Pj(12)	5.375%	7/1/2031	AA	1,000	1,028,790
PA St Higher Edl Facs Auth College & Univ Revs Ursinus College(12)	5.50%	1/1/2024	AA	1,000	1,051,420
PA St Higher Edl Facs Auth Rev York College PA Pj Ser EE 1(13)	5.00%	11/1/2033	AAA	1,000	1,014,820
PA St Higher Edl Facs Auth College & Univ Revs Univ of the Arts(12)	5.625%	3/15/2025	AA	1,000	1,032,310
PA St Higher Edl Facs Auth College & Univ Revs Univ of the Arts(12)	5.75%	3/15/2030	AA	500	519,970
Philadelphia PA Auth Indl Dev Rev Ed Cmnty Fgn Med Grads(11)	5.00%	6/1/2015	AAA	250	255,310
Philadelphia PA Sch Dist(6)	5.25%	6/1/2034	AAA	3,000	3,117,780
St Pub Sch Bldg Auth PA College Rev(2)	Zero Coupon	7/15/2014	AAA	295	206,733
St Pub Sch Bldg Auth PA College Rev(2)	Zero Coupon	7/15/2015	AAA	295	196,727
St Pub Sch Bldg Auth PA College Rev(2)	Zero Coupon	7/15/2016	AAA	295	186,989
St Pub Sch Bldg Auth PA Jefferson Cnty Dubois Tech Sch(6)	5.00%	2/1/2029	AAA	1,000	1,022,620
St Pub Sch Bldg Auth PA Sch Rev Lease Phil Sch(7)	5.25%	6/1/2027	AAA	1,000	1,043,430
Total					15,281,735

General Obligation 6.42%
Delaware Vly PA Regl Fin Auth
Loc Govt Rev Ser C(2)	7.75%	7/1/2027	AAA	1,000	1,359,700

See Notes to Schedule of Investments.

1

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Montgomery Cnty PA	5.00%	9/15/2022	Aaa	$625	$645,125
Pennsbury PA Sch Dist(6)	5.50%	1/15/2020	Aaa	1,000	1,068,010
Puerto Rico Comwlth Unrefunded Bal Ser A	5.375%	7/1/2028	BBB	1,825	1,869,402
West Middlesex Area Sch Dist PA(6)	5.15%	12/15/2030	AAA	1,000	1,025,220
Total					5,967,457

Healthcare 5.34%
Allegheny Cnty PA Hosp Dev Catholic Hlth East Issue	5.50%	11/15/2032	A1	1,500	1,552,695
Allegheny Cnty PA Hosp Dev Auth Rev OH Vly Gen Hosp Pj A	5.125%	4/1/2035	Baa2	500	490,010
Delaware Cnty PA Auth Hosp Rev Crozer Chester Med Ctr(1)(3)	5.375%	12/1/2018	A	1,000	1,022,130
Montgomery Cnty PA Higher Ed & Hlth Sys Catholic Hlth East C	5.375%	11/15/2034	A1	1,000	1,038,450
Puerto Rico Indl Tourist Edls Mutuo Oblig Grp Ser A(11)	6.25%	7/1/2024	AAA	850	859,443
Total					4,962,728

Housing 4.28%
PA Hsg Fin Agy Ser 93 A AMT	4.85%	10/1/2021	AA+	3,000	3,001,680
PA Hsg Fin Agy Sing Fam Mtg Ser 90A AMT	4.70%	10/1/2025	AA+	995	976,732
Total					3,978,412

Industrial 4.53%
Allegheny Cnty PA Indl Dev Auth Rev Envr Impt USX Pj	6.10%	7/15/2020	BBB+	1,000	1,030,590
Childrens Tr Fd Puerto Rico Tob Settlmnt Rev Asset Bkd Bds	5.50%	5/15/2039	BBB	650	664,963
Philadelphia PA Auth For Indl Dev Lease Rev Ser B(7)	5.125%	10/1/2026	AAA	1,000	1,030,840
York Cnty PA Ind Dev Auth Pollutn Ctrl Rev Svc Elec & Gas Ser A(11)	6.45%	10/1/2019	AAA	1,475	1,484,455
Total					4,210,848

Lease 7.19%
State Pub Sch Bldg Auth PA Sch Rev Rols RR II R566 RIBs(7)	5.909%	6/1/2033	Aaa	5,000	5,133,500
York PA Gen Auth Rev York City Recreation Corp GTD(2)	5.50%	5/1/2018	AAA	1,475	1,552,526
Total					6,686,026

See Notes to Schedule of Investments.

2

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount
Investments	Rate	Date	Moody’s		(000)	Value
Miscellaneous 3.10%
Allegheny Cnty PA Redev Auth Tax Inc Rev Wtrfrt Pj Ser A	6.30%	12/15/2018	A-	(b)	$1,000	$1,069,910
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser I GTD	5.375%	7/1/2034	BBB		1,000	1,037,760
Washington Cnty PA Auth Rev Cap Fdg Rev Pj & Equip Pg(2)	6.15%	12/1/2029	AAA		730	778,005
Total						2,885,675

Pre-Refunded 37.96%
Allegheny Cnty PA Port Auth Spl Rev Transn(11)	6.125%	3/1/2029	AAA		500	532,395
Allegheny Cnty PA San Auth Swr Rev(11)	5.375%	12/1/2024	AAA		2,000	2,080,220
Bucks Cnty PA Wtr & Swr Auth Neshaminy Interceptor Swr Sys(2)	5.50%	6/1/2017	Aaa		465	485,344
Mifflin Cnty PA(6)	5.625%	9/1/2031	AAA		2,500	2,693,375
Montgomery Cnty PA Indl Dev Auth Rev Hill Sch Pj(11)	5.35%	8/15/2027	Aaa		2,250	2,289,623
PA Conv Ctr Auth Rev Ser A ETM(6)	6.70%	9/1/2016	AAA		855	975,008
PA St Higher Edl Facs Auth Rev Univ of Scranton(2)	5.75%	11/1/2017	AAA		1,000	1,078,230
PA St Higher Edl Facs Auth Rev Univ Sciences Phil(11)	5.25%	11/1/2025	AAA		1,000	1,032,300
PA St Higher Edl Facs Auth Rev Drexel Univ	6.00%	5/1/2029	A+		800	843,520
PA St Tpk Comm(2)	5.50%	7/15/2033	AAA		3,000	3,234,660
Philadelphia PA Gas Wks Rev 12th Ser B ETM(11)	7.00%	5/15/2020	AAA		2,130	2,492,228
Philadelphia PA Sch Dist Ser A(7)	5.50%	2/1/2031	AAA		500	537,615
Philadelphia PA Sch Dist Ser A(7)	5.75%	2/1/2019	AAA		450	483,547
Philadelphia PA Sch Dist Ser A(7)	5.75%	2/1/2020	AAA		250	268,638
Philadelphia PA Sch Dist Ser A(7)	5.75%	2/1/2021	AAA		500	537,275
Philadelphia PA Sch Dist Ser A(7)	5.75%	2/1/2030	AAA		1,250	1,343,187
Philadelphia PA Sch Dist Ser B(6)	5.625%	8/1/2021	AAA		1,000	1,086,210
Philadelphia PA Sch Dist Ser B(6)	5.625%	8/1/2022	AAA		1,000	1,086,210
Plum Boro PA Sch Dist(6)	5.25%	9/15/2030	AAA		1,000	1,060,420

See Notes to Schedule of Investments.

3

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount
Investments	Rate	Date	Moody’s		(000)	Value
Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser D	5.75%	7/1/2041	AAA		$2,000	$2,192,480
Puerto Rico Comwlth Pub Impt Ser A	5.375%	7/1/2028	AAA		925	986,281
Quaker Vly PA Sch Dist(7)	5.50%	4/1/2025	Aaa		800	872,448
Radnor Twp PA Sch Dist	5.75%	3/15/2026	Aa3		1,200	1,216,488
Riverside PA Sch Dist(6)	5.50%	10/15/2020	AAA		1,000	1,057,940
St Pub Sch Bldg Auth PA Northhampton Area Cmnty Colleg(2)	5.75%	3/1/2020	AAA		1,775	1,898,966
St Pub Sch Bldg Auth PA Rev Del Cnty Cmnty College Pj(11)	5.50%	10/1/2020	AAA		800	840,240
Tredyffrin Easttown PA Sch Dist	5.50%	2/15/2017	Aaa		1,000	1,059,760
York Cnty PA Hosp Auth Rev York Hosp(2)	5.25%	7/1/2017	AAA		1,000	1,024,420
Total						35,289,028

Resource Recovery 0.53%
PA Econ Dev Fin Auth Solid Wst Disp Rev Wst Mgmt Inc Pj A AMT	5.10%	10/1/2027	NR		500	493,575

Transportation 9.16%
Allegheny Cnty PA Arpt Rev(11)	5.00%	1/1/2017	AAA		1,000	1,021,770
Delaware River Port Auth PA & NJ Ref Port Dist Pj Ser A(7)	5.20%	1/1/2027	AAA		1,000	1,040,590
Delaware River Port Auth PA & NJ Rev(7)	6.00%	1/1/2019	AAA		1,000	1,066,820
PA St Tpk Commn Tpk Rev Ser A(2)	5.25%	12/1/2032	AAA		1,000	1,049,810
Puerto Rico Comwlth Hwy & Transn Auth Rev PA 1052 RIBs RITES	7.032%	1/1/2010	AAA	(a)	2,750	3,279,320
Puerto Rico Comwlth Hwy & Transn Ser G(6)	5.25%	7/1/2020	AAA		1,000	1,059,890
Total						8,518,200

See Notes to Schedule of Investments.

4

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Water/Sewer 4.13%
Bucks Cnty PA Wtr & Swr Auth Rev Ser A(2)	5.00%	6/1/2024	AAA	$1,000	$1,021,980
Delaware Cnty PA Indl Dev Auth Wtr Facs Aqua PA Inc Pj Ser A AMT(6)	5.00%	11/1/2036	AAA	1,000	1,001,410
Luzerne Cnty PA Indl Dev Auth PA American Wtr Co Ser A AMT(2)	5.10%	9/1/2034	AAA	1,000	1,007,890
North Huntingdon Twp PA GTD(2)	5.25%	4/1/2019	AAA	760	803,259
Total					3,834,539
Total Investments in Municipal Bonds 99.08% (cost $88,081,002)					92,108,223
Other Assets in Excess of Liabilities 0.92%					851,938
Net Assets 100.00%					$92,960,161

See Notes to Schedule of Investments.

5

(a)	This investment has not been rated by an independent ratings service but is, in Lord, Abbett & Co. LLC’s opinion, of comparable quality to the rating shown.
(b)	This investment has been rated by Fitch IBCA.
(c)	Security purchased on a when-issued basis (See Note 2).
(d)	Effective Maturity date. Average life of sinking fund due to mandatory or expected principal payments prior to maturity.
+

Security was purchased pursuant to Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.

#	Variable Rate Security. The interest rate shown represents the rate at June 30, 2006.
AMT	Income from this security may be subject to Alternative Minimum Tax.
COP	Certificates of Participation.
CR	Custodial Receipt.
ETM	Escrow to Maturity.
GTD	Guaranteed.
Pre-Refunded Bonds

A second bond has been issued in order to pay off the first bond issue. Proceeds from the sale of the second bond are held in an “escrow fund” consisting of U.S. Government debt until the first bond issue reaches maturity.

PSF	Permanent School Fund.
RIBs	Residual Interest Bond. The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at June 30, 2006.
RITES	Residual Interest Tax-Exempt Security. The interest rate is subject to change periodically and inversely to the prevailing market rate.
TCRS	Transferable Custodial Receipt.
NR	Not Rated.

Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency:

(1)	American Capital Access Holdings Ltd.
(2)	AMBAC Assurance Corporation
(3)	Certified Bond Insurance
(4)	CIFG Guaranty
(5)	Federal Home Loan Mortgage Corporation
(6)	Financial Guaranty Insurance Company
(7)	Financial Security Assurance Inc.
(8)	Government National Mortgage Association
(9)	Government National Mortgage Association/Federal National Mortgage Association
(10)	Insurance Bond Certificate
(11)	Municipal Bond Investors Assurance Corporation
(12)	Radian Asset Assurance, Inc.
(13)	XL Capital Assurance, Inc.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Municipal Income Trust (the “Trust”) is registered under the Investment Company Act of 1940 (the “Act”) as an open-end management investment company. The Trust was organized as a Massachusetts Business Trust on September 11, 1991 and was reorganized as a Delaware Business Trust on July 22, 2002.

The Trust consists of the following six portfolios (separately, a “Fund” and collectively, the “Funds”):

Funds
Lord Abbett Insured Intermediate Tax-Free Fund (“Insured”)
Florida Series (“Florida”)
Georgia Series (“Georgia”)
Lord Abbett High Yield Municipal Bond Fund (“High Yield”)
Michigan Series (“Michigan”)
Pennsylvania Series (“Pennsylvania”)

Each Fund is non-diversified as defined under the Act, except for Insured.

The investment objective of each Fund (except for High Yield) is to seek the maximum amount of interest income exempt from Federal income tax as is consistent with reasonable risk. Each Fund (except for Insured and High Yield) also seeks as high a level of interest income exempt from the personal income tax of its state as is consistent with reasonable risk. The investment objective of High Yield is to seek a high level of income exempt from Federal income tax.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)    Investment Valuation–Securities are valued at the mean between the bid and the asked prices on the basis of prices supplied by independent pricing services which reflect broker/dealer supplied valuations and electronic data processing techniques. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current value.

(b)   Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)    Futures Contracts - Futures contracts are marked to market daily, and the variation margin is recorded as an unrealized gain (loss). When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract. Generally, open futures contracts are marked to market for Federal income tax purposes at fiscal year-end.

The Funds had the following futures obligations at June 30, 2006:

Fund	Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation/ (Depreciation)
Florida	U.S. 20 Year Treasury Bond	September 2006	20	Short	$(2,133,125)	$(8,811)
Georgia	U.S. 20 Year Treasury Bond	September 2006	99	Short	(10,558,969)	(43,613)
High Yield	U.S. 20 Year Treasury Bond	September 2006	270	Short	(28,797,188)	7,617
Michigan	U.S. 20 Year Treasury Bond	September 2006	21	Short	(2,239,781)	(9,251)
Pennsylvania	U.S. 20 Year Treasury Bond	September 2006	63	Short	(6,719,344)	(27,754)

(d)   When-Issued Municipal Bonds-Each Fund may purchase new issues of municipal bonds, which are generally offered on a when-issued basis, with delivery and payment normally taking place approximately one month after the purchase date.

3. FEDERAL TAX INFORMATION

As of June 30, 2006, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

	Tax Cost	Gross Unrealized Gain	Gross Unrealized Loss	Net Unrealized Gain/ (Loss)
Insured Intermediate	$12,370,323	$4,077	$(124,727)	$(120,650)
Florida	66,999,774	3,656,701	(138,435)	3,518,266
Georgia	108,194,894	2,423,753	(493,001)	1,930,752
High Yield	872,758,937	13,127,855	(9,106,568)	4,021,287
Michigan	69,257,290	2,715,506	(180,892)	2,534,614
Pennsylvania	88,061,389	4,211,199	(164,365)	4,046,834

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to tax treatment of accretion and other temporary adjustments.

4. INVESTMENT RISKS

Each Fund’s performance and the value of its investments will vary in response to changes in interest rates and other market factors. As interest rates rise, a Fund’s investments typically will lose value. This risk is usually greater for long-term bonds and particularly for inverse floaters than for short-term bonds. As a result, the Funds, which tend to invest in longer-term bonds and inverse floaters to a greater degree than some municipal bond funds, normally will have greater market risk than those funds.

Additional risks that could reduce each Fund’s performance or increase volatility include call risk, governmental risk, legislative risk, management risk, reclassification risk and credit risk. Credit risk varies among states based upon the economic and fiscal conditions of each state and the municipalities within the state.

There is the risk that an issuer of a municipal bond may fail to make timely payments of principal or interest to a Fund, a risk that is greater with municipal bonds rated below investment grade (sometimes called “lower rated bonds” or “junk bonds.”)  High Yield invests a significant portion of its assets in such bonds. Some issuers, particularly of junk bonds, may default as to principal and/or interest payments after a Fund purchases their securities. A default, or concerns in the market about an increase in risk of default or the deterioration in the creditworthiness of an issuer, may result in losses to the Fund. Junk bonds are considered predominantly speculative by traditional investment standards. In addition, the market for lower rated municipal bonds generally is less liquid than the market for higher rated bonds, subjecting them to greater price fluctuations, which could result in losses.

Each Fund (except Insured) is non-diversified, which means that it may invest a greater portion of its assets in a single issuer than a diversified fund. Thus, it may be exposed to greater risk.

Because each Fund, other than Insured and High Yield, focuses on a particular state or territory, each Fund’s performance may be more affected by local, state and regional factors than a fund that invests in municipal bonds issued in many states, such as Insured and High Yield. These factors may, for example, include economic or political developments, erosion of the tax base and the possibility of credit problems. In addition, downturns or developments in the U.S. economy or in foreign economies or significant world events may harm the performance of each Fund, and may do so disproportionately as a result of the corresponding disproportionate impact of such occurrences on particular state, territory, or local economies.

Each Fund may invest up to 20% of its net assets in private activity bonds (sometimes called “AMT paper”) except High Yield, which may invest up to 100% in AMT paper. The credit quality of such bonds usually is directly related to the credit standing of the private user of the facilities.

Each Fund may invest in residual interest bonds (“RIBs”) although each Fund other than High Yield may invest no more than 20% of its net assets in such bonds. High Yield may invest in RIBs without such limitation. A RIB, sometimes referred to as an inverse floater, is a type of “derivative” debt instrument with a floating or variable interest rate that moves in the opposite direction of the interest rate on another specific fixed-rate security (“specific fixed-rate security”). Changes in the interest rate on the specific fixed-rate security inversely affect the residual interest paid on the RIB, with the result that when interest rates rise, the RIB’s interest payments are lowered and its value falls faster than securities similar to the specific fixed-rate security. When interest rates fall, not only do RIBs provide interest payments that are higher than securities similar to the specific fixed-rate security, but their values also rise faster than such similar securities.

In addition, loss may result from a Fund’s investments in certain derivative transactions such as futures contracts, swap transactions, interest rate caps, inverse floaters and similar transactions. These instruments may be leveraged so that small changes may produce disproportionate and substantial losses to the Fund. They also may increase a Fund’s interest rate risk.

Each Fund may purchase securities on a forward commitment or when-issued basis. Delivery and payment for such securities can take place a month or more after the transaction date. During this period such securities are subject to market fluctuations.

Item 2:           Controls and Procedures.

(a)    Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)   There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:           Exhibits.

(i)    Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT MUNICIPAL INCOME TRUST

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer,
Chairman and President

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: August 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer,
Chairman and President

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: August 22, 2006